UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21331

Wells Fargo Advantage Multi-Sector Income Fund

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: October 31

Date of reporting period: October 31, 2013

ITEM 1.	REPORT TO STOCKHOLDERS

Wells Fargo Advantage

Multi-Sector Income Fund

Annual Report

October 31, 2013

This closed-end fund is no longer offered as an initial public offering and is only offered through broker/dealers on the secondary market. A closed-end fund is not required to buy its shares back from investors upon request.

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The views expressed and any forward-looking statements are as of October 31, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Multi-Sector Income Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Fixed-income markets shifted significantly during the period as economic optimism surged in the U.S. in the opening months of 2013, spurring a rally in equities but also a rise in U.S. Treasury yields.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Advantage Multi-Sector Income Fund for the 12-month period that ended October 31, 2013. Fixed-income markets shifted significantly during the period as economic optimism surged in the U.S. in the opening months of 2013, spurring a rally in equities but also a rise in U.S. Treasury yields. Global bond markets largely followed suit with the trends in the U.S. credit markets. Most investment-grade bond sectors experienced price declines as U.S. Treasuries rallied and yields rose during much of 2013. Below-investment-grade securities tended to perform better as their higher-yield spreads seemed to cushion some of the yield increases from the Treasury markets and then rallied later in the period. Emerging markets sovereign debt, however, experienced significant volatility and generally underperformed. Structured products generally protected their pricing better, particularly U.S. commercial mortgage-backed securities. But, globally, high-yield corporate securities performed better than investment-grade sectors over the full breadth of the period, generating positive returns despite significant price corrections in June 2013.

The period began on the heels of strengthening confidence in the credit markets.

In November and December 2012, most investment-grade sectors began to throttle down from a credit rally that lasted through much of September and October 2012. U.S. Treasuries and treasury inflation-protected securities rallied in November 2012 along with their global sovereign equivalents, outperforming global credit sectors, due to a brief flare-up in risk aversion from the deepening recessionary conditions in the eurozone. However, in December 2012, U.S. Treasury yields began to reverse course, shifting higher on growing optimism for economic expansion in the U.S. and appreciating equity values. Most investment-grade credit tiers also saw yields move higher in tandem, resulting in a broad but modest decline in many investment-grade security prices. High-yield securities continued to perform positively during these months, benefiting from sustained investor appetite for higher yield and growing confidence in corporate earnings.

The return of economic optimism in 2013 led to declines in bond prices as yields rose higher.

In the opening months of 2013, U.S. Treasury yields began to once again rise higher on optimistic expectations for a strengthening U.S. economy. Consequently, fixed-income security yields shifted higher and prices declined across much of the U.S. investment-grade bond sectors. Global trends ran a similar course across the largest world economies. U.S. Treasury prices significantly declined in January 2013, most notably in the longer-maturity ranges, as investors began to reprice bond yields for potential interest-rate increases in upcoming years.

In February and March 2013, investment-grade fixed-income markets rebounded when equity market exuberance was reined in by some sobering signs of caution from mixed economic indicators. Investors again returned to the U.S. Treasury market, driving yields lower and bond prices higher. These appreciating trends strengthened during the volatile month of April 2013, which was rattled by geopolitical events, domestic terrorism in Boston, and uncertain global economic conditions. U.S. Treasury prices increased sharply, temporarily erasing all of the price losses endured in January 2013 and, in fact, crossing over into positive gains.

Unfortunately for the core bond investment-grade markets, this recovery in bond prices only proved temporary. The month of May 2013 unleashed a massive rally in the U.S. equity markets; consequently, U.S. Treasury prices declined again, while investment-grade corporate bonds and structured products correspondingly also

Letter to shareholders (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund	3

declined in price. These market moves resulted in the largest monthly losses across the investment-grade bond markets in nearly five years.

The depreciating trends for bonds deepened in mid-June 2013 on comments from Federal Reserve (Fed) Chairman Bernanke that tapering of the Fed’s bond-buying programs may begin later in the year and that the programs may end completely around mid-2014. For the last two weeks of June 2013, that debate appeared to play out daily, as volatility buffeted both the equity and bond markets, finally capitulating to yet another sustained rally in equities and a modest retreat in bond prices. Both U.S. investment-grade bonds and U.S. high-yield bonds posted their worst monthly returns of the year in June 2013—investment-grade securities had their largest quarterly decline in nine years during the second quarter.

In July and August 2013, equity exuberance quieted a bit, and fixed-income markets stabilized. Returns were more mixed, with slightly negative returns in the highest-quality securities to modestly positive returns in the lower-rated credit tiers. In September and October 2013, investment-grade and high-yield bond markets began generating positive returns yet again, as the Fed backtracked on its intentions to taper quantitative easing, postponing it until 2014 at the earliest. Bond markets rallied on the news through the end of the period.

On the whole, the declines in bond prices during May, June, and August 2013 culminated in slightly negative returns across much of the global investment-grade markets during the full period. Global high-yield markets performed significantly better and generated positive returns for the full 12-month period. Thus, the theme for the period was a persistent increase in U.S. Treasury yields that pressured fixed-income security prices before relaxing in September and October 2013. Investment-grade securities generally declined, while high-yield securities benefited from yield cushioning and a stronger investor appetite for equity-correlated returns.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

The theme for the period was a persistent increase in U.S. Treasury yields that pressured fixed-income security prices before relaxing in September and October 2013. Investment-grade securities generally declined, while high-yield securities benefited from yield cushioning and a stronger investor appetite for equity-correlated returns.

4	Wells Fargo Advantage Multi-Sector Income Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks a high level of current income consistent with limiting its overall exposure to domestic interest-rate risk.

Adviser

Wells Fargo Funds Management, LLC

Subadvisers

First International Advisors, LLC

Wells Capital Management Incorporated

Portfolio managers

Michael Bray, CFA

Christopher Y. Kauffman, CFA

Michael Lee

Niklas Nordenfelt, CFA

Anthony Norris

Alex Perrin

Janet S. Rilling, CFA, CPA

Phillip Susser

Christopher Wightman

Peter Wilson

Average annual total returns1 (%) as of October 31, 2013

	1 Year	5 Year	10 Year
Based on market value	(5.44)	16.08	7.51
Based on net asset value (NAV) per share	4.21	15.66	8.16

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the sales of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Performance figures of the Fund do not reflect brokerage commissions that a shareholder would pay on the purchase and sale of shares. If taxes and such brokerage commissions had been reflected, performance would have been lower. To obtain performance information current to the most recent month-end, please call 1-800-222-8222.

The Fund’s gross and net expense ratios for the year ended October 31, 2013, were 1.24% and 1.24%, respectively, which includes 0.07% of interest expense.

Comparison of NAV vs. market value[2]

The Fund is leveraged through a secured debt borrowing facility and also may incur leverage by issuing preferred shares in the future. The use of leverage results in certain risks including, among others, the likelihood of greater volatility of net asset value and the market price of common shares. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. Derivatives involve risks including interest-rate risk, credit risk, the risk of improper valuation, and the risk of non-correlation to the relevant instruments that they are designed to hedge or to closely track. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. This Fund is exposed to mortgage- and asset-backed securities risk.

1.	Total returns based on market value are calculated assuming a purchase of common stock on the first day and sale on the last day of the period reported. Total returns based on NAV are calculated based on the NAV at the beginning of the period and end of the period. Dividends and distributions, if any, are assumed for the purposes of these calculations to be reinvested at prices obtained under the Fund’s Automatic Dividend Reinvestment Plan.

2.	This chart does not reflect any brokerage commissions on the purchase and sale of the Fund’s common stock. Dividends and distributions have the effect of reducing the Fund’s NAV.

Performance highlights (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund	5

MANAGERS’ DISCUSSION

The Fund’s return based on market value was (5.44)% during the 12 months ended October 31, 2013. During the same period, the Fund’s return based on NAV was 4.21%.

Overview

The U.S. economy on a relative basis has managed to retain some growth, but growth remains low by historical standards and has disappointed somewhat from optimistic forecasts earlier in the year—so much so that the Federal Reserve (Fed) reneged on intentions to reduce levels of quantitative easing (QE).

Eurozone problems have subsided with action taken by European authorities who displayed a firm commitment to supporting the member countries. Yields on bonds from the European periphery countries declined and spreads in Germany narrowed. However, the eurozone economy continued to struggle. Despite a slight improvement in growth, the inflation picture is one of a region sliding into deflation. In Japan, stimulus measures combined with currency weakness have contributed to improved growth and higher inflation. Growth and inflation in emerging markets continue to fall, leading central banks to ease and provide a healthy backdrop for fixed-income investment.

In the U.S., fixed-income markets generally struggled as Treasury yields rose in anticipation of a reduction in the extraordinarily loose Fed policies. Expectations that tapering in the Fed’s monthly $85 billion asset purchase program would cause rates to rise led to investors selling rate-sensitive bonds. The high-yield market was initially weak. Ultimately, the Fed surprised the markets by postponing the tapering, resulting in a strong rally across all asset classes, including high-yield bonds in the last few months of the period. The continuation of a low-interest-rate environment spurred investor confidence and provided support to the high-yield market.

In the U.S. investment-grade corporate and mortgage-backed markets, low economic growth continued to prove favorable as valuations were supported by large corporate cash balances and strong corporate profits.

Ten largest holdings[3] (%) as of October 31, 2013
Poland, 4.00%, 10-25-2023	2.03
Brazil, 10.00%, 1-1-2017	2.00
Texas Competitive Electric Holdings LLC, 3.70%, 10-10-2014	1.96
Sprint Capital Corporation, 6.88%, 11-15-2028	1.88
Hungary, 6.75%, 11-24-2017	1.71
Russia, 7.60%, 7-20-2022	1.66
Dell Incorporated, 0.00%, 4-30-2020	1.63
Indonesia, 7.38%, 9-15-2016	1.57
Mexico, 7.25%, 12-15-2016	1.56
Thailand, 3.25%, 6-16-2017	1.52

Positive contributors to performance

In the international sleeve, positioning in Korea, Russia, Malaysia, Thailand, Indonesia, and Romania contributed to performance. Currency allocations to the Australian dollar, New Zealand dollar, South African rand, and Indonesian rupiah also contributed. In the U.S. high-yield allocation, a number of well-performing specific securities, and a large allocation to the information technology sector aided performance. In the investment-grade U.S. corporate and mortgage-related sleeve, allocations to commercial mortgage-backed securities

(CMBS) were significant contributors to performance. Specific residential mortgage-backed securities (RMBS) also contributed to performance.

Detractors from performance

In the international sleeve, positioning in Brazil, Australia, New Zealand, and Turkey detracted modestly from performance, with the global bonds of Brazil being negatively affected by the removal of a tax levied on investors purchasing domestic bonds. Positioning in the Thai baht, Brazilian real, and Russian ruble detracted slightly. In the U.S. high-yield allocation, the Fund continued to be positioned conservatively with less higher-yielding and more higher-quality issues than the

Credit quality[4] as of October 31, 2013

broad high-yield market, which detracted from performance as lower-quality securities outperformed higher-quality securities. In addition, Fund holdings within the pipelines and electric utilities sectors detracted from performance due to the impact from low natural gas prices. In the U.S. investment-grade sleeve, asset-backed securities detracted from performance.

6	Wells Fargo Advantage Multi-Sector Income Fund	Performance highlights (unaudited)

Management outlook

In the global bond markets, we continue to question where sustainable growth can emerge from the developed world. Global growth will continue to be hampered by debt levels that have been rising sharply since 2008. Governments will face the constant battle between growth and deficit reduction. We continue to favor the more dynamic, less debt-burdened economies that still provide higher yields, with diversified exposures to the currencies of smaller economies. Also, allocations to the sovereign markets in both Italy and Spain have added value as eurozone worries have subsided. Emerging markets were heavily affected by concerns over Fed tapering of QE, although the fundamentals remain sound.

In the U.S. high-yield market, the Fund’s focus is on bottom-up security selection of bonds issued by companies with high intrinsic value, which, in our view, helps limit downside risk. Much of the high-yield market performance has been driven by the extraordinarily low interest rates, which allow highly indebted companies to more easily make interest payments and refinance debt. The Fund continues to avoid companies that rely solely on such conditions to persist. As a result of the strategy of avoiding uncompensated risk, the Fund maintains its lower-volatility profile. We believe high-yield default rates may remain well below historical averages and high yield may continue to outperform rate-sensitive fixed-income markets.

In the U.S. investment-grade markets, we have seen an increase in corporate leverage due to low interest rates and continue to view the low-growth environment as favorable for credit valuations. We increased our weighting to financial institutions due to improved operating performance, better capital ratios, and limited exposure to event risk. We also expect the earnings of life insurance companies and banks to benefit from increasing interest rates. In structured products, we remained focused on CMBS investment-grade subordinate issues with higher-quality collateral. Non-agency residential MBS have also benefited from improving fundamentals with strength in home appreciation and declining levels of borrower delinquencies and foreclosures.

Effective maturity distribution[5] as of October 31, 2013

Country allocation[5] as of October 31, 2013

3.	The ten largest holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

4.	Credit quality is subject to change and is calculated based on the total market value of bonds held by the Fund. The ratings indicated are from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit Quality Ratings. Credit quality ratings apply to the underlying holdings of the Fund and not the Fund itself. Standard & Poor’s rates the creditworthiness of bonds on a scale of AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds on a scale of Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds on a scale of AAA (highest) to D (lowest). If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized and if rated by one of the agencies that rating was utilized. We generally define higher quality bonds as bonds that have a rating of BBB/Baa and above and lower quality bonds as bonds with a rating below BBB/Baa.

5.	Percentages are subject to change and are calculated based on the total long-term investments of the Fund.

Summary portfolio of investments—October 31, 2013	Wells Fargo Advantage Multi-Sector Income Fund	7

The summary portfolio of investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by accessing the following website:

http://a584.g.akamai.net/f/584/1326/1d/www.wellsfargoadvantagefunds.com/pdf/ann/holdings/multisectorincome.pdf or by calling Wells Fargo Advantage Funds at 1-800-222-8222. The complete schedule, filed on Form N-CSR, is also available on the SEC’s website at sec.gov.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Agency Securities: 2.47%
FHLMC	0.57-8.50%	4-25-2020 to 7-25-2048	$29,094,839	$13,076,972	1.90%
Other securities				3,958,097	0.57

Total Agency Securities (Cost $16,418,397)				17,035,069	2.47

Asset-Backed Securities: 0.11%
Other securities				750,628	0.11

Total Asset-Backed Securities (Cost $752,616)				750,628	0.11

Common Stocks: 0.10%

Consumer Discretionary: 0.00%

Hotels, Restaurants & Leisure: 0.00%
Other securities				0	0.00

Telecommunication Services: 0.10%

Diversified Telecommunication Services: 0.10%
Other securities				657,928	0.10

Total Common Stocks (Cost $1,617,838)				657,928	0.10

Corporate Bonds and Notes: 62.97%

Consumer Discretionary: 13.93%

Auto Components: 1.31%
Allison Transmission Incorporated 144A	7.13	5-15-2019	3,790,000	4,083,725	0.59
Other securities				4,981,068	0.72

				9,064,793	1.31

Diversified Consumer Services: 1.11%
Service Corporation International	6.75-8.00	4-1-2016 to 4-1-2027	6,683,000	7,324,230	1.06
Other securities				359,325	0.05

				7,683,555	1.11

Hotels, Restaurants & Leisure: 4.39%
CCM Merger Incorporated 144A	9.13	5-1-2019	6,270,000	6,646,200	0.96
CityCenter Holdings LLC (PIK at 11.50%) ¥	10.75	1-15-2017	3,636,822	3,898,673	0.57
DineEquity Incorporated	9.50	10-30-2018	3,475,000	3,865,938	0.56
Greektown Superholdings Incorporated Series A	13.00	7-1-2015	7,850,000	8,193,438	1.19
Other securities				7,640,226	1.11

				30,244,475	4.39

Household Durables: 0.10%
Other securities				687,313	0.10

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Multi-Sector Income Fund	Summary portfolio of investments—October 31, 2013

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Internet & Catalog Retail: 0.12%
Other securities				$795,830	0.12%

Media: 5.43%
Gray Television Incorporated	7.50%	10-1-2020	$4,200,000	4,399,500	0.64
Local TV Finance LLC 144A	9.25	6-15-2015	4,775,000	4,822,750	0.70
Other securities				28,188,452	4.09

				37,410,702	5.43

Multiline Retail: 0.09%
Other securities				598,982	0.09

Specialty Retail: 1.38%
Other securities				9,551,351	1.38

Consumer Staples: 0.31%

Food & Staples Retailing: 0.09%
Other securities				614,941	0.09

Food Products: 0.11%
Other securities				745,650	0.11

Tobacco: 0.11%
Other securities				757,942	0.11

Energy: 11.43%

Energy Equipment & Services: 3.18%
Gulfmark Offshore Incorporated	6.38	3-15-2022	4,490,000	4,523,675	0.66
NGPL PipeCo LLC 144A	7.77	12-15-2037	5,130,000	4,450,275	0.64
PHI Incorporated	8.63	10-15-2018	3,662,000	3,909,185	0.57
Other securities				9,028,615	1.31

				21,911,750	3.18

Oil, Gas & Consumable Fuels: 8.25%
Rockies Express Pipeline LLC 144A	5.63-7.50	1-15-2019 to 7-15-2038	6,335,000	5,300,563	0.77
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	6,123,000	4,622,865	0.67
Sabine Pass LNG LP	6.50	11-1-2020	4,180,000	4,368,100	0.63
Sabine Pass LNG LP	7.50	11-30-2016	4,635,000	5,173,819	0.75
Other securities				37,447,735	5.43

				56,913,082	8.25

Financials: 14.08%

Capital Markets: 0.22%
Other securities				1,551,838	0.22

Commercial Banks: 1.09%
Other securities				7,511,186	1.09

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—October 31, 2013	Wells Fargo Advantage Multi-Sector Income Fund	9

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Consumer Finance: 6.53%
Ally Financial Incorporated	5.50-8.30%	12-31-2013 to 9-15-2020	$9,523,000	$10,210,997	1.48%
Nielsen Finance LLC Company	7.75	10-15-2018	5,350,000	5,831,500	0.85
SLM Corporation	7.25-8.45	6-15-2018 to 1-25-2022	2,605,000	2,950,663	0.42
SLM Corporation	8.00	3-25-2020	3,940,000	4,501,450	0.65
Springleaf Finance Corporation	5.40-7.75	12-1-2015 to 10-1-2021	5,190,000	5,309,138	0.77
Springleaf Finance Corporation	6.90	12-15-2017	4,550,000	4,925,375	0.71
Other securities				11,292,389	1.65

				45,021,512	6.53

Diversified Financial Services: 2.39%
Denali Borrower/Finance Corporation 144A	5.63	10-15-2020	4,350,000	4,306,500	0.62
Other securities				12,169,007	1.77

				16,475,507	2.39

Insurance: 0.59%
Other securities				4,076,693	0.59

Real Estate Management & Development: 0.73%
Other securities				5,002,025	0.73

REITs: 2.53%
DuPont Fabros Technology Incorporated 144A	5.88	9-15-2021	4,655,000	4,771,375	0.69
Other securities				12,666,051	1.84

				17,437,426	2.53

Health Care: 3.22%

Biotechnology: 0.11%
Other securities				757,847	0.11

Health Care Equipment & Supplies: 0.36%
Other securities				2,499,669	0.36

Health Care Providers & Services: 2.38%
Other securities				16,391,959	2.38

Health Care Technology: 0.07%
Other securities				496,200	0.07

Life Sciences Tools & Services: 0.12%
Other securities				858,734	0.12

Pharmaceuticals: 0.18%
Other securities				1,241,169	0.18

Industrials: 3.48%

Aerospace & Defense: 0.20%
Other securities				1,360,375	0.20

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Multi-Sector Income Fund	Summary portfolio of investments—October 31, 2013

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Air Freight & Logistics: 0.42%
Other securities				$2,877,000	0.42%

Airlines: 0.43%
Other securities				2,977,734	0.43

Commercial Services & Supplies: 0.93%
Other securities				6,442,061	0.93

Machinery: 0.52%
Other securities				3,574,319	0.52

Professional Services: 0.29%
Other securities				1,968,889	0.29

Trading Companies & Distributors: 0.51%
Other securities				3,523,163	0.51

Transportation Infrastructure: 0.18%
Other securities				1,273,013	0.18

Information Technology: 4.09%

Communications Equipment: 0.29%
Other securities				2,002,300	0.29

Computers & Peripherals: 0.11%
Other securities				729,333	0.11

Electronic Equipment, Instruments & Components: 1.05%
Jabil Circuit Incorporated	8.25%	3-15-2018	$5,275,000	6,237,688	0.90
Other securities				1,026,895	0.15

				7,264,583	1.05

Internet Software & Services: 0.04%
Other securities				247,476	0.04

IT Services: 2.27%
SunGard Data Systems Incorporated	7.38	11-15-2018	5,007,000	5,307,420	0.77
Other securities				10,383,641	1.50

				15,691,061	2.27

Software: 0.33%
Other securities				2,278,920	0.33

Materials: 0.97%

Chemicals: 0.20%
Other securities				1,357,233	0.20

Containers & Packaging: 0.47%
Other securities				3,270,494	0.47

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—October 31, 2013	Wells Fargo Advantage Multi-Sector Income Fund	11

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Metals & Mining: 0.08%
Other securities				$565,204	0.08%

Paper & Forest Products: 0.22%
Other securities				1,521,879	0.22

Telecommunication Services: 8.45%

Diversified Telecommunication Services: 3.82%
GCI Incorporated	6.75%	6-1-2021	$2,330,000	2,254,275	0.33
GCI Incorporated	8.63	11-15-2019	5,625,000	5,976,563	0.87
Syniverse Holdings Incorporated	9.13	1-15-2019	5,005,000	5,417,913	0.78
Other securities				12,703,153	1.84

				26,351,904	3.82

Wireless Telecommunication Services: 4.63%
Sprint Capital Corporation	6.88	11-15-2028	13,665,000	12,981,711	1.88
Sprint Capital Corporation	8.75	3-15-2032	1,855,000	2,008,038	0.29
Other securities				16,933,661	2.46

				31,923,410	4.63

Utilities: 3.01%

Electric Utilities: 1.55%
Mirant Mid-Atlantic LLC Series C	10.06	12-30-2028	3,614,632	4,021,278	0.58
Other securities				6,698,317	0.97

				10,719,595	1.55

Gas Utilities: 0.41%
Other securities				2,841,500	0.41

Independent Power Producers & Energy Traders: 0.83%
Other securities				5,700,745	0.83

Multi-Utilities: 0.22%
Other securities				1,485,864	0.22

Total Corporate Bonds and Notes (Cost $414,659,788)				434,250,186	62.97

Foreign Corporate Bonds and Notes @: 4.00%

Consumer Discretionary: 0.52%

Auto Components: 0.03%
Other securities				190,628	0.03

Automobiles: 0.10%
Other securities				682,591	0.10

Hotels, Restaurants & Leisure: 0.11%
Other securities				770,610	0.11

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Multi-Sector Income Fund	Summary portfolio of investments—October 31, 2013

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Media: 0.28%
Other securities				$1,947,923	0.28%

Consumer Staples: 0.32%

Food & Staples Retailing: 0.15%
Other securities				1,030,532	0.15

Food Products: 0.17%
Other securities				1,150,634	0.17

Financials: 2.43%

Commercial Banks: 2.04%
European Investment Bank (AUD)	6.50%	8-7-2019	4,880,000	5,092,781	0.74
Other securities				8,947,731	1.30

				14,040,512	2.04

Consumer Finance: 0.09%
Other securities				619,834	0.09

Diversified Financial Services: 0.30%
Other securities				2,103,631	0.30

Industrials: 0.35%

Building Products: 0.08%
Other securities				570,713	0.08

Trading Companies & Distributors: 0.05%
Other securities				299,319	0.05

Transportation Infrastructure: 0.22%
Other securities				1,530,509	0.22

Information Technology: 0.04%

Software: 0.04%
Other securities				274,988	0.04

Materials: 0.08%

Paper & Forest Products: 0.08%
Other securities				564,574	0.08

Telecommunication Services: 0.16%

Diversified Telecommunication Services: 0.12%
Other securities				799,959	0.12

Wireless Telecommunication Services: 0.04%
Other securities				283,873	0.04

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—October 31, 2013	Wells Fargo Advantage Multi-Sector Income Fund	13

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Utilities: 0.10%

Water Utilities: 0.10%
Other securities				$729,790	0.10%

Total Foreign Corporate Bonds and Notes (Cost $26,079,351)				27,590,620	4.00

Foreign Government Bonds @: 26.56%
Brazil (BRL)	8.50%	1-5-2024	14,580,000	5,938,867	0.86
Brazil (BRL)	10.00	1-1-2017	31,000,000	13,784,248	2.00
Hungary (HUF)	6.75	11-24-2017	2,375,000,000	11,827,957	1.71
Indonesia (IDR)	7.38	9-15-2016	120,100,000,000	10,803,407	1.57
Malaysia (MYR)	3.26	3-1-2018	22,500,000	7,102,557	1.03
Malaysia (MYR)	4.26	9-15-2016	21,100,000	6,892,179	1.00
Mexico (MXN)	7.25	12-15-2016	129,540,000	10,728,292	1.56
Mexico (MXN)	7.75	5-29-2031	34,450,000	2,824,711	0.41
Mexico (MXN)	7.75	11-13-2042	84,190,000	6,760,514	0.98
New Zealand (NZD)	5.50	4-15-2023	5,625,000	4,976,737	0.72
Poland (PLN)	4.00	10-25-2023	43,850,000	14,026,847	2.03
Queensland Treasury (AUD)	5.75	7-22-2024	4,100,000	4,144,134	0.60
Republic of South Africa (ZAR)	2.00	1-31-2025	10,095,498	1,035,675	0.15
Republic of South Africa (ZAR)	6.50	2-28-2041	67,200,000	5,007,358	0.73
Republic of South Africa (ZAR)	7.75	2-28-2023	73,600,000	7,401,240	1.07
Romania (RON)	6.00	4-30-2016	11,750,000	3,771,243	0.55
Russia (RUB)	7.00	1-25-2023	29,000,000	899,730	0.13
Russia (RUB)	7.50	3-15-2018	172,600,000	5,570,216	0.81
Russia (RUB)	7.60	7-20-2022	354,400,000	11,448,388	1.66
State of New South Wales Australia (AUD)	5.00	8-20-2024	3,900,000	3,777,250	0.55
Thailand (THB)	3.25	6-16-2017	325,000,000	10,474,732	1.52
Turkey (TRY)	6.30	2-14-2018	675,000	317,339	0.05
Turkey (TRY)	8.30	6-20-2018	18,200,000	9,144,446	1.33
Turkey (TRY)	9.00	3-8-2017	19,350,000	9,964,584	1.44
Other securities				14,492,220	2.10

Total Foreign Government Bonds (Cost $192,634,180)				183,114,871	26.56

Municipal Obligations: 0.05%

New York: 0.05%
Other securities				337,903	0.05

Total Municipal Obligations (Cost $345,000)				337,903	0.05

Non-Agency Mortgage Backed Securities: 7.42%
Other securities				51,196,294	7.42

Total Non-Agency Mortgage Backed Securities (Cost $48,547,700)				51,196,294	7.42

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Multi-Sector Income Fund	Summary portfolio of investments—October 31, 2013

Security name				Value	Percent of net assets

Preferred Stocks: 0.17%

Financials: 0.17%

Diversified Financial Services: 0.17%
Other securities				$1,192,584	0.17%

Total Preferred Stocks (Cost $1,130,339)				1,192,584	.017

	Interest rate	Maturity date	Principal

Term Loans: 18.74%
Allison Transmission Incorporated	3.18-3.75%	8-7-2017 to 8-23-2019	$3,348,751	3,368,165	0.49
CCM Merger Incorporated	5.00	3-1-2017	2,769,205	2,783,051	0.40
Crown Castle International Corporation	3.25	1-31-2019	6,534,054	6,523,992	0.95
Dell Incorporated <	0.00	4-30-2020	11,320,000	11,250,382	1.63
Goodyear Tire & Rubber Company	4.75	4-30-2019	5,500,000	5,559,565	0.81
Local TV Finance LLC	4.17	5-7-2015	2,492,681	2,488,019	0.36
Springleaf Finance Corporation	4.75	9-30-2019	470,000	474,503	0.07
Texas Competitive Electric Holdings LLC	3.70	10-10-2014	20,096,983	13,519,441	1.96
Other securities				83,240,808	12.07

Total Term Loans (Cost $133,921,834)				129,207,926	18.74

Yankee Corporate Bonds and Notes: 7.59%

Consumer Discretionary: 0.58%

Diversified Consumer Services: 0.10%
Other securities				711,647	0.10

Media: 0.48%
Other securities				3,315,255	0.48

Consumer Staples : 0.33%

Beverages: 0.11%
Other securities				785,334	0.11

Food Products: 0.11%
Other securities				780,000	0.11

Tobacco: 0.11%
Other securities				738,986	0.11

Energy: 0.92%

Energy Equipment & Services: 0.12%
Other securities				810,014	0.12

Oil, Gas & Consumable Fuels: 0.80%
Other securities				5,521,424	0.80

Financials: 1.75%

Commercial Banks: 0.89%
Other securities				6,143,809	0.89

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—October 31, 2013	Wells Fargo Advantage Multi-Sector Income Fund	15

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Consumer Finance: 0.57%
Wind Acquisition Finance SpA 144A	11.75%	7-15-2017	$3,660,000	$3,888,750	0.57%

Diversified Financial Services: 0.29%
Other securities				2,005,145	0.29

Health Care: 0.30%

Pharmaceuticals: 0.30%
Other securities				2,087,700	0.30

Industrials: 0.16%

Commercial Services & Supplies: 0.05%
Other securities				343,205	0.05

Road & Rail: 0.11%
Other securities				794,834	0.11

Information Technology: 0.56%

Computers & Peripherals: 0.44%
Other securities				3,032,288	0.44

Internet Software & Services: 0.12%
Other securities				806,885	0.12

Materials: 0.78%

Metals & Mining: 0.60%
Other securities				4,148,960	0.60

Paper & Forest Products: 0.18%
Other securities				1,212,900	0.18

Telecommunication Services: 2.11%

Diversified Telecommunication Services: 1.88%
Intelsat Jackson Holdings SA	5.50-8.50	4-1-2019 to 8-1-2023	8,655,000	9,047,388	1.31
Other securities				3,917,896	0.57

				12,965,284	1.88

Wireless Telecommunication Services: 0.23%
Other securities				1,567,375	0.23

Utilities : 0.10%

Electric Utilities: 0.10%
Other securities				677,625	0.10

Total Yankee Corporate Bonds and Notes (Cost $51,118,726)				52,337,420	7.59

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Multi-Sector Income Fund	Summary portfolio of investments—October 31, 2013

Security name	Yield	Shares	Value	Percent of net assets

Short-Term Investments: 3.44%

Investment Companies: 3.44%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##	0.08%	23,733,647	$23,733,647	3.44%

Total Short-Term Investments (Cost $23,733,647)			23,733,647	3.44

Total investments in securities (Cost $910,959,416) *			921,405,076	133.62
Other assets and liabilities, net			(231,831,716)	(33.62)

Total net assets			$689,573,360	100.00%

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

@	Foreign bond principal is denominated in local currency.

<	All or a portion of the position represents an unfunded term loan commitment.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

##	All or a portion of this security has been segregated for unfunded term loans.

*	Cost for federal income tax purposes is $915,360,215 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$38,521,660
Gross unrealized depreciation	(32,476,799)

Net unrealized appreciation	$6,044,861

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—October 31, 2013	Wells Fargo Advantage Multi-Sector Income Fund	17

Assets
Investments
In unaffiliated securities, at value (see cost below)	$897,671,429
In affiliated securities, at value (see cost below)	23,733,647

Total investments, at value (see cost below)	921,405,076
Cash	2,383,959
Foreign currency, at value (see cost below)	129,996
Receivable for investments sold	2,433,552
Principal paydown receivable	140,231
Receivable for interest	13,486,188
Unrealized gains on forward foreign currency contracts	581,177
Prepaid expenses and other assets	33,715

Total assets	940,593,894

Liabilities
Dividends payable	4,205,501
Payable for investments purchased	15,541,909
Unrealized losses on forward foreign currency contracts	359,874
Secured borrowing payable	230,199,959
Advisory fee payable	427,061
Due to other related parties	38,824
Accrued expenses and other liabilities	247,406

Total liabilities	251,020,534

Total net assets	$689,573,360

NET ASSETS CONSIST OF
Paid-in capital	$774,138,238
Overdistributed net investment income	(3,627,622)
Accumulated net realized losses on investments	(91,624,082)
Net unrealized gains on investments	10,686,826

Total net assets	$689,573,360

NET ASSET VALUE PER SHARE
Based on $689,573,360 divided by 42,055,000 shares issued and outstanding (100,000,000 shares authorized)	$16.40

Investments in unaffiliated securities, at cost	$887,225,769

Investments in affiliated securities, at cost	$23,733,647

Total investments, at cost	$910,959,416

Foreign currency, at cost	$131,103

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Multi-Sector Income Fund	Statement of operations—year ended October 31, 2013

Investment income
Interest**	$58,424,374
Dividends	63,680
Income from affiliated securities	19,029

Total investment income	58,507,083

Expenses
Advisory fee	5,152,515
Administration fee	468,411
Custody and accounting fees	271,389
Professional fees	110,371
Shareholder report expenses	117,290
Trustees’ fees and expenses	18,193
Transfer agent fees	32,967
Interest expense	517,585
Secured borrowing fees	2,009,847
Other fees and expenses	42,176

Total expenses	8,740,744

Net investment income	49,766,339

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	7,101,822
Forward foreign currency contract transactions	852,095

Net realized gains on investments	7,953,917

Net change in unrealized gains (losses) on:
Unaffiliated securities	(32,854,179)
Forward foreign currency contract transactions	(194,509)

Net change in unrealized gains (losses) on investments	(33,048,688)

Net realized and unrealized gains (losses) on investments	(25,094,771)

Net increase in net assets resulting from operations	$24,671,568

** Net of foreign interest withholding taxes in the amount of	$56,840

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Multi-Sector Income Fund	19

	Year ended October 31, 2013	Year ended October 31, 2012

Operations
Net investment income	$49,766,339	$48,986,237
Net realized gains on investments	7,953,917	16,058,375
Net change in unrealized gains (losses) on investments	(33,048,688)	21,291,967

Net increase in net assets resulting from operations	24,671,568	86,336,579

Distributions to shareholders from
Net investment income	(50,466,000)	(50,466,000)

Total increase (decrease) in net assets	(25,794,432)	35,870,579

Net assets
Beginning of period	715,367,792	679,497,213

End of period	$689,573,360	$715,367,792

Overdistributed net investment income	$(3,627,622)	$(4,658,823)

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Multi-Sector Income Fund	Statement of cash flows—year ended October 31, 2013

Cash flows from operating activities:
Net increase in net assets resulting from operations	$24,671,568

Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchase of securities	(736,101,009)
Proceeds from sales of securities	734,752,777
Paydowns	7,821,310
Amortization	(1,295,360)
Proceeds from sales of short-term investments, net	2,595,794
Decrease in interest receivable	370,385
Increase in receivable for investments sold	(1,912,302)
Decrease in principal paydown receivable	28,001
Decrease in prepaid expenses and other assets	11,818
Decrease in payable for investments purchased	(3,140,182)
Decrease in advisory fee payable	(40,601)
Decrease in due to other related parties	(3,691)
Increase in accrued expenses and other liabilities	5,386
Litigation payments received	95,394
Unrealized losses on unaffiliated securities	32,854,179
Unrealized losses on forward foreign currency contract transactions	194,509
Net realized gains on unaffiliated securities	(7,953,917)

Net cash provided by operating activities	52,954,059

Cash flows from financing activities:
Cash distributions paid	(50,465,999)
Decrease in secured borrowing payable	(3,251)

Net cash used in financing activities	(50,469,250)

Net increase in cash	2,484,809

Cash (including foreign currency):
Beginning of period	$29,146

End of period	$2,513,955

Supplemental cash disclosure
Cash paid for interest	$517,515

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Multi-Sector Income Fund	21

(For a share outstanding throughout each period)

	Year ended October 31
	2013	2012	2011	2010	2009
Net asset value, beginning of period	$17.01	$16.16	$16.67	$15.61	$13.47
Net investment income	1.18	1.16	1.11	1.21	1.33
Net realized and unrealized gains (losses) on investments	(0.59)	0.89	(0.39)	1.17	3.26
Distributions to preferred shareholders from net investment income	0.00	0.00	0.00	(0.02)[1]	(0.03)[1]

Total from investment operations	0.59	2.05	0.72	2.36	4.56
Distributions to common shareholders from
Net investment income	(1.20)	(1.20)	(1.23)	(1.30)	(2.20)
Tax basis return of capital	0.00	0.00	0.00	0.00	(0.22)

Total distributions to common shareholders	(1.20)	(1.20)	(1.23)	(1.30)	(2.42)
Net asset value, end of period	$16.40	$17.01	$16.16	$16.67	$15.61
Market value, end of period	$14.47	$16.54	$14.97	$16.18	$13.73
Total return based on market value[2]	(5.44)%	19.33%	0.33%	28.44%	44.93%
Ratios to average net assets (annualized)
Gross expenses[3]	1.24%	1.24%	1.14%	1.58%	3.07%
Net expenses[3]	1.24%	1.24%	1.14%	1.18%	1.62%
Net investment income	7.04%	7.13%	6.75%	7.63%[4]	9.65%[4]
Supplemental data
Portfolio turnover rate	40%	78%	35%	70%	93%
Net assets of common shareholders, end of period (000s omitted)	$689,573	$715,368	$679,497	$701,110	$656,404

Borrowings outstanding, end of period (000s omitted)	$230,000	$230,000	$230,000	$230,000	$230,000
Asset coverage per $1,000 of borrowing, end of period	$3,998	$4,110	$3,954	$4,048	$3,854

Liquidation value of Preferred Shares, end of period (000s omitted)	N/A	N/A	N/A	N/A	$80,035
Asset coverage ratio for Preferred Shares, end of period	N/A	N/A	N/A	N/A	385%

1.	Calculated based upon average shares outstanding

2.	Total return is calculated assuming a purchase of common stock on the first day and sale on the last day of the period reported. Dividends and distributions, if any, are assumed for purposes of these calculations to be reinvested at prices obtained under the Fund’s Automatic Dividend Reinvestment Plan. Total return does not reflect brokerage commissions that a shareholder would pay on the purchase and sale of shares.

3.	Ratios include interest expense relating to interest associated with borrowings and/or leverage transactions as follows:

Year ended October 31, 2013	0.07%
Year ended October 31, 2012	0.11%
Year ended October 31, 2011	0.09%
Year ended October 31, 2010	0.08%
Year ended October 31, 2009	0.47%

4.	The net investment income ratio reflects distributions paid to preferred shareholders.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Multi-Sector Income Fund	Notes to financial statements

1. ORGANIZATION

The Wells Fargo Advantage Multi-Sector Income Fund (the “Fund”) was organized as a statutory trust under the laws of the state of Delaware on April 10, 2003 and is registered as a diversified closed-end management investment company under the Investment Company Act of 1940, as amended.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, values will be obtained from an independent broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies will be converted to U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies will be converted to U.S. dollars at rates provided by an independent foreign currency pricing source at a time each

Notes to financial statements	Wells Fargo Advantage Multi-Sector Income Fund	23

business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements with banks and other financial institutions, which are deemed by the investment adviser to be creditworthy. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing qualified assets having a value not less than the repurchase price, including accrued interest. If the counterparty to the transaction is rendered insolvent, the Fund may be delayed or limited in the repurchase of the collateral securities.

Forward foreign currency contracts

The Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Term loans

The Fund may invest in term loans. The Fund begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower and there could be potential loss to the Fund in the event of default by the borrower.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

24	Wells Fargo Advantage Multi-Sector Income Fund	Notes to financial statements

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. generally accepted accounting principles requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The primary permanent differences causing such reclassifications are due to bond premiums and foreign currency transactions. At October 31, 2013, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:

Overdistributed net investment income	Accumulated net realized losses on investments
$1,730,862	$(1,730,862)

As of October 31, 2013, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $87,159,274 expiring in 2017.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements	Wells Fargo Advantage Multi-Sector Income Fund	25

As of October 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Agency securities	$0	$17,035,069	$0	$17,035,069
Asset-backed securities	0	750,628	0	750,628
Corporate bonds and notes	0	434,250,186	0	434,250,186
Equity securities
Common stocks	657,928	0	0	657,928
Preferred stocks	1,192,584	0	0	1,192,584
Foreign corporate bonds and notes	0	27,590,620	0	27,590,620
Foreign government bonds	0	183,114,871	0	183,114,871
Municipal obligations	0	337,903	0	337,903
Non-agency mortgage backed securities	0	51,196,294	0	51,196,294
Term loans	0	116,152,239	13,055,687	129,207,926
Yankee corporate bonds and notes	0	52,337,420	0	52,337,420
Short-term investments
Investment companies	23,733,647	0	0	23,733,647
	$25,584,159	$882,765,230	$13,055,687	$921,405,076

As of October 31, 2013, the inputs used in valuing the Fund’s other financial instruments were as follows:

Other financial instruments	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Forward foreign currency contracts+	$0	$221,303	$0	$221,303

+	Amount represents the net unrealized gains.

Transfers in and transfers out are recognized at the end of the reporting period. For the year ended October 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common stocks	Term loans	Total
Balance as of October 31, 2012	$2,322	$16,839,203	$16,841,525
Accrued discounts (premiums)	0	19,183	19,183
Realized gains (losses)	0	12,816	12,816
Change in unrealized gains (losses)	(2,322)	(278,073)	(280,395)
Purchases	0	13,865,465	13,865,465
Sales	0	(17,402,907)	(17,402,907)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance as of October 31, 2013	$0	$13,055,687	$13,055,687
Change in unrealized gains (losses) relating to securities still held at October 31, 2013	$(2,322)	$(158,943)	$(161,265)

The investment types categorized above were valued using indicative broker quotes and are therefore considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”) is the adviser to the Fund and is entitled to receive a fee at an annual rate of 0.55% of the Fund’s average daily total assets. Total assets consist of net assets of the Fund plus borrowings or other leverage for investment purposes to the extent excluded in calculating net assets.

26	Wells Fargo Advantage Multi-Sector Income Fund	Notes to financial statements

Funds Management has retained the services of certain subadvisers to provide daily portfolio management to the Fund. The fees for subadvisory services are borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo, is a subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate of 0.30% of the Fund’s average daily total assets. First International Advisors, LLC, an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo, is also a subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate of 0.10% of the Fund’s average daily total assets.

Administration fee

Funds Management also serves as the administrator to the Fund providing the Fund with a wide range of administrative services necessary to the operation of the Fund. Funds Management is entitled to receive an annual administration fee of 0.05% of the Fund’s average daily total assets.

5. CAPITAL SHARE TRANSACTIONS

The Fund has authorized capital of 100,000,000 shares with no par value. For the year ended October 31, 2013 and the year ended October 31, 2012, the Fund did not issue any shares.

6. BORROWINGS

The Fund has borrowed approximately $230 million through a secured debt financing agreement administered by a major financial institution (the “Facility”). The Facility has a commitment amount of $230 million which expires on February 24, 2014, at which point it may be renegotiated and potentially renewed for another one-year term. At October 31, 2013, the Fund had secured borrowings outstanding in the amount of $230,199,959 (including accrued interest and usage and commitment fees payable).

The Fund’s borrowing under the Facility are generally charged interest at a rate based on the rates of the commercial paper notes issued to fund the Fund’s borrowings or at the London Interbank Offered Rate (LIBOR) plus 1.0%. During the year ended October 31, 2013, an effective interest rate of 0.22% was incurred on the borrowings. Interest expense of $517,585, representing 0.07% of the Fund’s average daily net assets, was incurred during the year ended October 31, 2013.

The Fund has pledged all of its assets to secure the borrowings and currently pays, on a monthly basis, a usage fee at an annual rate of 0.40% of the daily average outstanding principal amount of borrowings and a commitment fee at an annual rate of 0.40% of the product of (i) the daily average outstanding principal amount of borrowings and (ii) 1.02. The secured borrowing fees on the Statement of Operations of $2,009,847 represents the usage fee, commitment fee and structuring fees. For the year ended October 31, 2013, the Fund paid structuring fees in the amount of $125,863.

7. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended October 31, 2013 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$142,200	$437,133,379	$3,364,171	$367,097,035

As of October 31, 2013, the Fund had unfunded term loan commitments of $12,093,913.

8. DERIVATIVE TRANSACTIONS

During the year ended October 31, 2013, the Fund entered into forward foreign currency contracts for economic hedging purposes.

At October 31, 2013, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange date	Counterparty	Contracts to receive		U.S. value at October 31, 2013	In exchange for U.S. $	Unrealized gains
11-7-2013	State Street Bank	215,000,000	THB	$6,906,327	$6,822,148	$84,179
11-27-2013	State Street Bank	6,150,000	MYR	1,945,780	1,870,154	75,626
11-27-2013	State Street Bank	21,850,000	MYR	6,913,055	6,565,505	347,550
12-9-2013	State Street Bank	21,050,000	PLN	6,819,085	6,796,001	23,084

Notes to financial statements	Wells Fargo Advantage Multi-Sector Income Fund	27

Forward foreign currency contracts to sell:

Exchange Date	Counterparty	Contracts to deliver		U.S. value at October 31, 2013	In exchange for U.S. $	Unrealized gains (losses)
11-7-2013	State Street Bank	215,000,000	THB	$6,906,327	$6,684,284	$(222,043)
11-26-2013	State Street Bank	89,725,000	MXN	6,864,947	6,727,116	(137,831)
1-30-2014	State Street Bank	14,500,000	TRY	7,152,388	7,203,126	50,738

The Fund had average contract amounts of $25,228,751 and $25,592,827 in forward foreign currency exchange contracts to buy and forward foreign currency exchange contracts to sell, respectively, during the year ended October 31, 2013.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the appropriate financial statements.

9. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid was $50,466,000 and $50,466,000 of ordinary income for the years ended October 31, 2013 and October 31, 2012, respectively.

As of October 31, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Unrealized gains	Capital loss carryforward
$594,267	$6,286,027	$(87,159,274)

10. INDEMNIFICATION

Under the Fund’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

11. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management has assessed the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU and determined that there are no significant changes to the financial statements.

12. SUBSEQUENT DISTRIBUTIONS

The Fund declared the following distributions to common shareholders:

Declaration date	Record date	Payable date	Per share amount
October 25, 2013	November 14, 2013	December 2, 2013	$0.10
November 20, 2013	December 16, 2013	January 2, 2014	$0.10

These distributions are not reflected in the accompanying financial statements. The final determination of the source of all distributions is subject to change and made after the Fund’s tax year-end.

28	Wells Fargo Advantage Multi-Sector Income Fund	Report of independent registered public accounting firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments and the summary portfolio of investments, of the Wells Fargo Advantage Multi-Sector Income Fund (the “Fund”), as of October 31, 2013, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, statement of cash flows for the year then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Advantage Multi-Sector Income Fund as of October 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, its cash flows for the year then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

December 23, 2013

Other information (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund	29

TAX INFORMATION

For the fiscal year ended October 31, 2013, $31,763,300 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

30	Wells Fargo Advantage Multi-Sector Income Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

The following table provides basic information about the Board of Trustees (the “Trustees”) and Officers of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 131 mutual funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust, and four closed-end funds, including the Fund (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. The Board of Trustees is classified into three classes of which one is elected annually. Each Trustee serves a three-year term concurrent with the class from which the Trustee is elected. Each Officer serves an indefinite term.

Independent Trustees

Name and year of birth	Position held and length of service	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 2010; Chairman, since 2010	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2010	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2010; Audit Committee Chairman, since 2010	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2003	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2010	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2010	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 2010	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund	31

Name and year of birth	Position held and length of service	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2003	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 2010	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2010	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2010; Chief Legal Officer, since 2010	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013. Vice President and Assistant General Counsel of Wells Fargo Bank, N.A. since 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2010	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of 58 funds and Assistant Treasurer of 73 funds in the Fund Complex.

32	Wells Fargo Advantage Multi-Sector Income Fund	Automatic dividend reinvestment plan

AUTOMATIC DIVIDEND REINVESTMENT PLAN

All common shareholders are eligible to participate in the Automatic Dividend Reinvestment Plan (“the Plan”). Pursuant to the Plan, unless a common shareholder is ineligible or elects otherwise, all cash dividends and capital gains distributions are automatically reinvested by Computershare Trust Company, N.A., as agent for shareholders in administering the Plan (“Plan Agent”), in additional common shares of the Fund. Whenever the Fund declares an ordinary income dividend or a capital gain dividend (collectively referred to as “dividends”) payable either in shares or in cash, nonparticipants in the Plan will receive cash, and participants in the Plan will receive the equivalent in common shares. The shares are acquired by the Plan Agent for the participant’s account, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Fund (“newly issued common shares”) or (ii) by purchase of outstanding common shares on the open-market (open-market purchases) on the NYSE Amex or elsewhere. If, on the payment date for any dividend or distribution, the net asset value per share of the common shares is equal to or less than the market price per common share plus estimated brokerage commissions (“market premium”), the Plan Agent will invest the amount of such dividend or distribution in newly issued shares on behalf of the participant. The number of newly issued common shares to be credited to the participant’s account will be determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance may not exceed 5%. If on the dividend payment date the net asset value per share is greater than the market value or market premium (“market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participant in open-market purchases. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open-market purchases in connection with the reinvestment of dividends. The automatic reinvestment of dividends and distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. All correspondence concerning the Plan should be directed to the Plan Agent at P.O. Box 43010, Providence, Rhode Island 02940-3010 or by calling 1-800-730-6001.

List of abbreviations	Wells Fargo Advantage Multi-Sector Income Fund	33

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLP	— Chilean peso
COP	— Columbian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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Transfer Agent, Registrar, Shareholder Servicing

Agent & Dividend Disbursing Agent

Computershare Trust Company, N.A.

P.O. Box 43010

Providence, RI 02940-3010

1-800-730-6001

Website: wellsfargoadvantagefunds.com

Wells Fargo Funds Management, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries. This material is being prepared by Wells Fargo Funds Distributor, LLC. Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

220798 12-13 AMSI/AR143 10-13

ITEM 2.	CODE OF ETHICS

(a) As of the end of the period, covered by the report, Wells Fargo Advantage Multi-Sector Income Fund has adopted a code of ethics that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(c) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in Item 2(a) above.

(d) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in Item 2(a) above.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Wells Fargo Advantage Multi-Sector Income Fund has determined that Judith Johnson is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mrs. Johnson is independent for purposes of Item 3 of Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a), (b), (c), (d) The following table presents aggregate fees billed in each of the last two fiscal years for services rendered to the Registrant by the Registrant’s principal accountant. These fees were billed to the registrant and were approved by the Registrant’s audit committee.

	Fiscal	Fiscal
	year ended	year ended
	October 31, 2013	October 31, 2012
Audit fees	$48,930	$47,740
Audit-related fees	—	—
Tax fees (1)	3,740	3,650
All other fees	—	—

	$52,670	$51,390

(1)	Tax fees consist of fees for tax compliance, tax advice and tax planning. Excise tax fees for fiscal year ended 2012 in the amount of $1,700 was billed on December 2012 and is included in the fiscal year ended October 31, 2013 value. Excise tax fees for fiscal year ended 2011 in the amount of $1,660 was billed on December 2011 and is included in the fiscal year ended October 31, 2012 value.

(e) The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services to the Wells Fargo Advantage Multi-Sector Income Fund; (2) non-audit tax or compliance consulting or training services provided to the Fund by the independent auditors (“Auditors”) if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund’s investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(f) Not applicable

(g) Not applicable

(h) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

Except as noted below, the schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form. The schedule of investments for Wells Fargo Advantage Multi-Sector Income Fund, is filed under this Item.

Portfolio of investments—October 31, 2013	Wells Fargo Advantage Multi-Sector Income Fund	1

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 2.47%
FHLMC	8.50%	7-1-2028	$85,205	$101,536
FHLMC	8.50	3-1-2030	55,646	58,305
FHLMC Series 0196 Class A ±	0.97	12-15-2021	57,287	57,706
FHLMC Series 1383 ±	5.46	2-1-2037	719,015	752,134
FHLMC Series 2011-K16 Class B ±144A	4.59	11-25-2046	1,000,000	999,144
FHLMC Series 2011-K701 Class B ±144A	4.29	7-25-2048	165,000	172,197
FHLMC Series 2011-K702 Class B ±144A	4.77	4-25-2044	740,000	786,661
FHLMC Series 2012-K17 Class B ±144A	4.35	12-25-2044	675,000	659,187
FHLMC Series 2012-K18 Class B ±144A	4.26	1-25-2045	810,000	785,199
FHLMC Series 2012-K501 Class C ±144A	3.49	11-25-2046	800,000	803,146
FHLMC Series 2012-K705 Class B ±144A	4.16	9-25-2044	1,000,000	1,018,689
FHLMC Series 2012-K706 Class B ±144A	4.02	11-25-2044	500,000	505,583
FHLMC Series 2012-K706 Class C ±144A	4.02	11-25-2044	805,000	763,788
FHLMC Series 2012-K707 Class B ±144A	3.88	1-25-2047	930,000	932,499
FHLMC Series 2012-K709 Class B ±144A	3.74	4-25-2045	1,000,000	980,428
FHLMC Series 2012-K711 Class B ±144A	3.56	8-25-2045	264,000	257,698
FHLMC Series 2013-K30 Class B ±144A	3.56	6-25-2045	700,000	620,540
FHLMC Series 2013-K713 Class B ±144A	3.17	4-25-2046	1,000,000	937,048
FHLMC Series 2390 Class FD ±	0.62	12-15-2031	48,043	48,183
FHLMC Series 2567 Class FH ±	0.57	2-15-2033	144,218	143,639
FHLMC Series K007 Class X1 ±(c)	1.22	4-25-2020	1,025,709	60,382
FHLMC Series K016 Class X1 ±(c)	1.58	10-25-2021	389,647	38,416
FHLMC Series K020 Class X1 ±(c)	1.47	5-25-2022	6,934,836	667,624
FHLMC Series K021 Class X1 ±(c)	1.51	6-25-2022	9,246,233	927,240
FNMA ±	4.67	9-1-2032	1,540,446	1,651,062
FNMA	6.00	4-1-2033	70,707	78,368
FNMA ±	6.01	9-1-2037	714,817	774,041
FNMA	6.50	11-1-2032	62,991	69,510
FNMA	7.50	7-1-2017	61,140	64,738
FNMA	7.50	10-1-2028	8,804	8,832
FNMA	7.50	11-1-2028	155,120	167,697
FNMA	7.50	2-1-2030	38,768	39,358
FNMA	7.50	9-1-2030	91,798	98,152
FNMA	8.00	6-1-2030	26,253	26,741
FNMA	12.00	1-1-2016	5,480	5,608
FNMA Series 1996-46 Class FA ±	0.67	8-25-2021	31,548	31,599
FNMA Series 2001-25 Class Z	6.00	6-25-2031	290,843	322,776
FNMA Series 2001-35 Class F ±	0.77	7-25-2031	11,940	12,023
FNMA Series 2001-57 Class F ±	0.67	6-25-2031	12,021	12,082
FNMA Series 2002-77 Class FH ±	0.58	12-18-2032	95,266	95,355
FNMA Series 2002-97 Class FR ±	0.72	1-25-2033	23,978	24,031
FNMA Series G91-16 Class F ±	0.62	6-25-2021	37,956	37,979
FNMA Series G92-17 Class F ±	1.22	3-25-2022	88,112	89,275
GNMA	6.50	6-15-2028	55,162	61,799
GNMA	7.25	7-15-2017	17,771	18,074
GNMA	7.25	8-15-2017	39,738	42,473
GNMA	7.25	8-15-2017	20,330	20,741
GNMA	7.25	9-15-2017	30,471	32,674
GNMA	7.25	10-15-2017	54,811	58,439
GNMA	7.25	10-15-2017	29,444	31,358

2	Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments—October 31, 2013

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	7.25%	11-15-2017	$23,735	$25,209
GNMA	7.25	1-15-2018	9,067	9,098
GNMA	7.25	1-15-2018	12,838	13,006
GNMA	7.25	2-15-2018	23,114	23,749
GNMA	7.25	5-15-2018	12,208	12,250

Total Agency Securities (Cost $16,418,397)				17,035,069

Asset-Backed Securities: 0.11%
Bear Stearns I Trust Series 2006-HE1 Class 1A2 ±	0.39	12-25-2035	69,018	68,776
CVS Pass-Through Trust Series T	6.04	12-10-2028	610,649	681,852

Total Asset-Backed Securities (Cost $752,616)				750,628

			Shares
Common Stocks: 0.10%

Consumer Discretionary: 0.00%

Hotels, Restaurants & Leisure: 0.00%
Trump Entertainment Resorts Incorporated †(i)(a)			1,161	0

Telecommunication Services: 0.10%

Diversified Telecommunication Services: 0.10%
Fairpoint Communications Incorporated †			70,442	657,928

Total Common Stocks (Cost $1,617,838)				657,928

			Principal

Corporate Bonds and Notes: 62.97%

Consumer Discretionary: 13.93%

Auto Components: 1.31%
Allison Transmission Incorporated 144A	7.13	5-15-2019	$3,790,000	4,083,725
Cooper Tire & Rubber Company	7.63	3-15-2027	1,805,000	1,732,800
Cooper Tire & Rubber Company	8.00	12-15-2019	450,000	462,375
Goodyear Tire & Rubber Company	7.00	5-15-2022	400,000	430,000
Goodyear Tire & Rubber Company	8.75	8-15-2020	468,000	548,730
United Rentals North America Incorporated	5.75	7-15-2018	1,685,000	1,807,163

				9,064,793

Diversified Consumer Services: 1.11%
Ceridian HCM Holding Incorporated 144A	11.00	3-15-2021	50,000	58,500
Service Corporation International	6.75	4-1-2016	475,000	518,938
Service Corporation International	7.00	6-15-2017	1,410,000	1,580,963
Service Corporation International	7.00	5-15-2019	650,000	698,750
Service Corporation International	7.50	4-1-2027	2,993,000	3,202,510
Service Corporation International	7.63	10-1-2018	680,000	778,600
Service Corporation International	8.00	11-15-2021	475,000	544,469
Sotheby’s 144A	5.25	10-1-2022	315,000	300,825

				7,683,555

Portfolio of investments—October 31, 2013	Wells Fargo Advantage Multi-Sector Income Fund	3

Security name	Interest rate	Maturity date	Principal	Value

Hotels, Restaurants & Leisure: 4.39%
Burger King Corporation	9.88%	10-15-2018	$850,000	$953,063
CCM Merger Incorporated 144A	9.13	5-1-2019	6,270,000	6,646,200
CityCenter Holdings LLC	7.63	1-15-2016	600,000	630,900
CityCenter Holdings LLC (PIK at 11.50%) ¥	10.75	1-15-2017	3,636,822	3,898,673
DineEquity Incorporated	9.50	10-30-2018	3,475,000	3,865,938
Greektown Superholdings Incorporated Series A	13.00	7-1-2015	7,850,000	8,193,438
Hilton Worldwide Finance LLC 144A	5.63	10-15-2021	195,000	200,363
Pinnacle Entertainment Incorporated	7.50	4-15-2021	2,580,000	2,831,550
Ruby Tuesday Incorporated	7.63	5-15-2020	2,025,000	1,944,000
Scientific Games Corporation	9.25	6-15-2019	485,000	523,194
Speedway Motorsports Incorporated	6.75	2-1-2019	525,000	557,156

				30,244,475

Household Durables: 0.10%
American Greetings Corporation	7.38	12-1-2021	475,000	473,813
Tempur Sealy International Incorporated	6.88	12-15-2020	200,000	213,500

				687,313

Internet & Catalog Retail: 0.12%
Expedia Incorporated	5.95	8-15-2020	750,000	795,830

Media: 5.43%
Allbritton Communications Company	8.00	5-15-2018	1,275,000	1,364,250
Cablevision Systems Corporation	8.63	9-15-2017	1,310,000	1,526,150
CBS Corporation	8.88	5-15-2019	750,000	962,858
CCO Holdings LLC	8.13	4-30-2020	450,000	492,750
Cinemark USA Incorporated	7.38	6-15-2021	775,000	848,625
CSC Holdings LLC	7.63	7-15-2018	625,000	720,313
CSC Holdings LLC	7.88	2-15-2018	1,100,000	1,273,250
CSC Holdings LLC	8.63	2-15-2019	383,000	452,898
DIRECTV Holdings LLC	3.80	3-15-2022	750,000	718,835
DISH DBS Corporation	5.13	5-1-2020	350,000	354,375
DISH DBS Corporation	7.88	9-1-2019	480,000	558,000
DreamWorks Animation SKG Incorporated 144A	6.88	8-15-2020	1,630,000	1,733,913
EchoStar DBS Corporation	7.13	2-1-2016	125,000	138,125
EchoStar DBS Corporation	7.75	5-31-2015	350,000	382,813
Gray Television Incorporated 144A	7.50	10-1-2020	975,000	1,021,313
Gray Television Incorporated	7.50	10-1-2020	4,200,000	4,399,500
Interpublic Group of Companies	4.00	3-15-2022	750,000	731,796
Lamar Media Corporation	5.88	2-1-2022	690,000	712,425
Lamar Media Corporation	7.88	4-15-2018	2,250,000	2,396,250
Lamar Media Corporation Series C	9.75	4-1-2014	315,000	326,025
LIN Television Corporation	6.38	1-15-2021	275,000	280,500
LIN Television Corporation	8.38	4-15-2018	1,625,000	1,732,656
Live Nation Entertainment Incorporated 144A	7.00	9-1-2020	200,000	212,500
Local TV Finance LLC 144A	9.25	6-15-2015	4,775,000	4,822,750
Lynx I Corporation 144A	5.38	4-15-2021	365,000	366,825
Lynx II Corporation 144A	6.38	4-15-2023	365,000	374,125
National CineMedia LLC	6.00	4-15-2022	1,860,000	1,934,400

4	Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments—October 31, 2013

Security name	Interest rate	Maturity date	Principal	Value

Media (continued)
National CineMedia LLC	7.88%	7-15-2021	$650,000	$718,250
Nexstar Broadcasting Group Incorporated 144A	6.88	11-15-2020	1,750,000	1,828,750
Regal Cinemas Corporation	8.63	7-15-2019	2,650,000	2,862,000
Regal Entertainment Group	5.75	6-15-2023	400,000	395,000
Time Warner Cable Incorporated	4.00	1-15-2022	750,000	768,482

				37,410,702

Multiline Retail: 0.09%
Macy’s Retail Holdings Incorporated	3.88	1-15-2022	600,000	598,982

Specialty Retail: 1.38%
ABC Supply Company Incorporated 144A	5.63	4-15-2021	450,000	455,625
Advance Auto Parts Incorporated	4.50	1-15-2022	600,000	602,030
Ahern Rentals Incorporated 144A	9.50	6-15-2018	1,200,000	1,287,000
Limited Brands Incorporated	6.63	4-1-2021	800,000	880,000
Neiman Marcus Group Limited 144A	8.00	10-15-2021	210,000	214,988
Penske Auto Group Incorporated	5.75	10-1-2022	1,155,000	1,152,113
RadioShack Corporation	6.75	5-15-2019	1,885,000	1,248,813
Rent-A-Center Incorporated	6.63	11-15-2020	1,651,000	1,743,869
Toys “R” Us Property Company II LLC	8.50	12-1-2017	1,905,000	1,966,913

				9,551,351

Consumer Staples: 0.31%

Food & Staples Retailing: 0.09%
SABMiller Holdings Incorporated 144A	3.75	1-15-2022	600,000	614,941

Food Products: 0.11%
Kraft Foods Group Incorporated	3.50	6-6-2022	750,000	745,650

Tobacco: 0.11%
Lorillard Tobacco Company	6.88	5-1-2020	650,000	757,942

Energy: 11.43%

Energy Equipment & Services: 3.18%
Cleaver Brooks Incorporated 144A	8.75	12-15-2019	275,000	299,063
Dresser-Rand Group Incorporated	6.50	5-1-2021	1,155,000	1,227,188
Era Group Incorporated	7.75	12-15-2022	2,565,000	2,609,888
Forum Energy Technologies Incorporated 144A	6.25	10-1-2021	200,000	208,500
Gulfmark Offshore Incorporated	6.38	3-15-2022	4,490,000	4,523,675
Hornbeck Offshore Services Incorporated	5.00	3-1-2021	2,635,000	2,588,888
Hornbeck Offshore Services Incorporated	5.88	4-1-2020	505,000	518,888
NGPL PipeCo LLC 144A	7.77	12-15-2037	5,130,000	4,450,275
Oil States International Incorporated	6.50	6-1-2019	1,480,000	1,576,200
PHI Incorporated	8.63	10-15-2018	3,662,000	3,909,185

				21,911,750

Oil, Gas & Consumable Fuels: 8.25%
Crestwood Midstream Partners LP 144A%%	6.13	3-1-2022	275,000	281,188
CVR Refining LLC/Coffeyville Finance Incorporated	6.50	11-1-2022	1,675,000	1,679,188

Portfolio of investments—October 31, 2013	Wells Fargo Advantage Multi-Sector Income Fund	5

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Denbury Resources Incorporated	6.38%	8-15-2021	$50,000	$53,375
Denbury Resources Incorporated	8.25	2-15-2020	1,010,000	1,111,000
El Paso Corporation	6.50	9-15-2020	445,000	475,378
El Paso Corporation	7.00	6-15-2017	850,000	959,364
El Paso Corporation	7.25	6-1-2018	1,585,000	1,794,875
El Paso Corporation	7.42	2-15-2037	800,000	757,626
El Paso Corporation	7.80	8-1-2031	1,850,000	1,909,126
El Paso Pipeline Partners LP	6.50	4-1-2020	750,000	871,137
Energy Transfer Equity LP	7.50	10-15-2020	3,100,000	3,580,500
Energy Transfer Partners LP	5.20	2-1-2022	750,000	806,832
Exterran Partners LP 144A	6.00	4-1-2021	2,300,000	2,288,500
Inergy Midstream LP 144A	6.00	12-15-2020	1,075,000	1,099,188
Kinder Morgan Energy Partners LP	3.95	9-1-2022	750,000	743,420
Murphy Oil USA Incorporated 144A	6.00	8-15-2023	385,000	390,775
Nabors Industries Incorporated	4.63	9-15-2021	750,000	758,651
Northern Tier Energy LLC	7.13	11-15-2020	1,435,000	1,463,700
Petrohawk Energy Corporation	7.88	6-1-2015	790,000	808,763
Petrohawk Energy Corporation	10.50	8-1-2014	495,000	507,375
Phillips 66	4.30	4-1-2022	625,000	648,712
Pioneer Natural Resources Company	3.95	7-15-2022	750,000	764,099
Pioneer Natural Resources Company	7.50	1-15-2020	1,220,000	1,512,679
Plains Exploration & Production Company	8.63	10-15-2019	2,885,000	3,192,403
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	3,625,000	3,054,063
Rockies Express Pipeline LLC 144A	6.00	1-15-2019	360,000	319,500
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	6,123,000	4,622,865
Rockies Express Pipeline LLC 144A	7.50	7-15-2038	2,350,000	1,927,000
Sabine Pass Liquefaction LLC 144A	5.63	2-1-2021	850,000	858,500
Sabine Pass Liquefaction LLC 144A	5.63	4-15-2023	850,000	833,000
Sabine Pass LNG LP	6.50	11-1-2020	4,180,000	4,368,100
Sabine Pass LNG LP	7.50	11-30-2016	4,635,000	5,173,819
Semgroup LP 144A	7.50	6-15-2021	2,525,000	2,644,938
Suburban Propane Partners LP	7.38	3-15-2020	790,000	847,275
Suburban Propane Partners LP	7.38	8-1-2021	309,000	332,948
Suburban Propane Partners LP	7.50	10-1-2018	422,000	453,123
Tesoro Corporation	9.75	6-1-2019	945,000	1,032,413
Weatherford International Incorporated	6.35	6-15-2017	650,000	737,861
Western Gas Partners	5.38	6-1-2021	503,000	541,966
Williams Partners LP	3.35	8-15-2022	750,000	707,857

				56,913,082

Financials: 14.08%

Capital Markets: 0.22%
Ace Securities Corporation ±	0.57	8-25-2045	118,908	118,557
Ace Securities Corporation ±	2.80	6-25-2033	586,584	583,104
Goldman Sachs Group Incorporated	5.75	1-24-2022	750,000	850,177

				1,551,838

6	Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments—October 31, 2013

Security name	Interest rate	Maturity date	Principal	Value

Commercial Banks: 1.09%
CIT Group Incorporated	5.25%	3-15-2018	$500,000	$540,625
CIT Group Incorporated 144A	5.50	2-15-2019	1,275,000	1,380,188
CIT Group Incorporated 144A	6.63	4-1-2018	550,000	623,563
City National Bank	5.38	7-15-2022	500,000	537,536
Emigrant Bancorp Incorporated 144A	6.25	6-15-2014	3,650,000	3,686,500
HSBC Bank USA	6.00	8-9-2017	650,000	742,774

				7,511,186

Consumer Finance: 6.53%
Ally Financial Incorporated	5.50	2-15-2017	750,000	810,000
Ally Financial Incorporated	6.75	12-1-2014	998,000	1,050,395
Ally Financial Incorporated	7.50	12-31-2013	3,620,000	3,650,046
Ally Financial Incorporated	7.50	9-15-2020	1,160,000	1,357,200
Ally Financial Incorporated	8.00	3-15-2020	940,000	1,116,250
Ally Financial Incorporated	8.30	2-12-2015	2,055,000	2,227,106
BMC Software Finance Incorporated 144A	8.13	7-15-2021	620,000	655,650
Clearwire Communications Finance Corporation 144A	12.00	12-1-2015	940,000	974,780
Clearwire Communications Finance Corporation 144A	12.00	12-1-2015	1,450,000	1,503,650
Discover Financial Services	5.20	4-27-2022	750,000	795,950
Ford Motor Credit Company LLC	5.00	5-15-2018	650,000	720,106
Ford Motor Credit Company LLC	8.00	12-15-2016	250,000	296,946
General Motors Financial Company Incorporated	6.75	6-1-2018	1,415,000	1,602,488
Homer City Funding LLC (PIK at 9.23%) ¥	8.73	10-1-2026	1,351,973	1,395,912
International Lease Finance Corporation 144A	6.75	9-1-2016	100,000	111,125
International Lease Finance Corporation 144A	7.13	9-1-2018	75,000	86,344
International Lease Finance Corporation	8.63	9-15-2015	900,000	1,001,250
Level 3 Financing Incorporated	10.00	2-1-2018	2,010,000	2,148,188
Nielsen Finance LLC Company	7.75	10-15-2018	5,350,000	5,831,500
SLM Corporation	7.25	1-25-2022	930,000	995,100
SLM Corporation	8.00	3-25-2020	3,940,000	4,501,450
SLM Corporation	8.45	6-15-2018	1,675,000	1,955,563
Springleaf Finance Corporation	5.40	12-1-2015	1,535,000	1,607,913
Springleaf Finance Corporation	5.75	9-15-2016	1,100,000	1,163,250
Springleaf Finance Corporation 144A	6.00	6-1-2020	2,285,000	2,250,725
Springleaf Finance Corporation	6.50	9-15-2017	200,000	212,000
Springleaf Finance Corporation	6.90	12-15-2017	4,550,000	4,925,375
Springleaf Finance Corporation 144A	7.75	10-1-2021	70,000	75,250

				45,021,512

Diversified Financial Services: 2.39%
Bank of America Corporation	3.70	9-1-2015	650,000	681,036
Bank of America Corporation	5.70	1-24-2022	250,000	286,884
Blackstone Holdings Finance Company LLC 144A	5.88	3-15-2021	750,000	846,572
Citigroup Incorporated	4.50	1-14-2022	250,000	266,765
Citigroup Incorporated	6.00	8-15-2017	650,000	747,260
Denali Borrower/Finance Corporation 144A	5.63	10-15-2020	4,350,000	4,306,500
General Electric Capital Corporation	4.65	10-17-2021	650,000	711,446
ING U.S. Incorporated	5.50	7-15-2022	750,000	823,292
JPMorgan Chase & Company	3.38	5-1-2023	750,000	702,613

Portfolio of investments—October 31, 2013	Wells Fargo Advantage Multi-Sector Income Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Diversified Financial Services (continued)
Moody’s Corporation	5.50%	9-1-2020	$1,302,000	$1,420,870
MPH Intermediate Holding Company (PIK at 9.13%) 144A¥	8.38	8-1-2018	325,000	337,594
Neuberger Berman Group LLC 144A	5.63	3-15-2020	500,000	518,750
Neuberger Berman Group LLC 144A	5.88	3-15-2022	650,000	664,625
Nuveen Investments Incorporated	5.50	9-15-2015	3,560,000	3,453,200
Nuveen Investments Incorporated 144A	9.13	10-15-2017	730,000	708,100

				16,475,507

Insurance: 0.59%
American International Group Incorporated	4.88	6-1-2022	750,000	820,625
Fidelity & Guaranty Life Holdings Incorporated 144A	6.38	4-1-2021	610,000	635,925
Hartford Financial Services Group Incorporated	5.13	4-15-2022	650,000	726,695
Liberty Mutual Group Incorporated 144A	4.95	5-1-2022	750,000	792,626
Prudential Covered Trust 144A	3.00	9-30-2015	408,000	422,163
W.R. Berkley Corporation	4.63	3-15-2022	650,000	678,659

				4,076,693

Real Estate Management & Development: 0.73%
Hockey Merger Sub 2 Incorporated 144A	7.88	10-1-2021	2,770,000	2,860,025
Onex Corporation 144A	7.75	1-15-2021	2,100,000	2,142,000

				5,002,025

REITs: 2.53%
Alexandria Real Estate Company	4.60	4-1-2022	650,000	665,602
American Tower Corporation	5.90	11-1-2021	650,000	708,280
DuPont Fabros Technology Incorporated 144A	5.88	9-15-2021	4,655,000	4,771,375
Essex Portfolio LP	3.63	8-15-2022	750,000	721,847
Health Care Incorporated	5.25	1-15-2022	650,000	703,952
Omega Healthcare Investors Incorporated	6.75	10-15-2022	1,775,000	1,943,625
Sabra Health Care Incorporated	5.38	6-1-2023	850,000	830,875
Sabra Health Care Incorporated	8.13	11-1-2018	943,000	1,023,155
The Geo Group Incorporated	5.13	4-1-2023	1,775,000	1,664,063
The Geo Group Incorporated 144A	5.88	1-15-2022	2,640,000	2,659,800
The Geo Group Incorporated	6.63	2-15-2021	365,000	386,444
Ventas Realty LP	4.25	3-1-2022	650,000	667,036
WEA Finance LLC 144A	4.63	5-10-2021	650,000	691,372

				17,437,426

Health Care: 3.22%

Biotechnology: 0.11%
Amgen Incorporated	3.63	5-15-2022	750,000	757,847

Health Care Equipment & Supplies: 0.36%
Boston Scientific Corporation	6.00	1-15-2020	750,000	874,044
Hologic Incorporated	6.25	8-1-2020	1,530,000	1,625,625

				2,499,669

8	Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments—October 31, 2013

Security name	Interest rate	Maturity date	Principal	Value

Health Care Providers & Services: 2.38%
Aviv Healthcare Properties LP 144A	6.00%	10-15-2021	$515,000	$527,875
Aviv Healthcare Properties LP	7.75	2-15-2019	1,350,000	1,456,313
Capella Healthcare Incorporated	9.25	7-1-2017	885,000	950,269
Centene Corporation	5.75	6-1-2017	1,000,000	1,067,500
Coventry Health Care Incorporated	5.45	6-15-2021	750,000	842,222
DaVita HealthCare Partners Incorporated	5.75	8-15-2022	525,000	538,781
Express Scripts Holding Company	3.90	2-15-2022	665,000	681,600
HCA Incorporated	6.50	2-15-2020	1,875,000	2,085,938
HCA Incorporated	7.50	11-15-2095	800,000	720,000
HCA Incorporated	8.50	4-15-2019	740,000	794,575
Health Management Associates Incorporated	6.13	4-15-2016	175,000	192,500
HealthSouth Corporation	5.75	11-1-2024	45,000	44,663
HealthSouth Corporation	7.25	10-1-2018	360,000	387,000
HealthSouth Corporation	8.13	2-15-2020	495,000	545,119
Humana Incorporated	7.20	6-15-2018	750,000	899,066
MPT Operating Partnership LP	6.38	2-15-2022	800,000	826,000
MPT Operating Partnership LP	6.88	5-1-2021	775,000	833,125
Multiplan Incorporated 144A	9.88	9-1-2018	1,440,000	1,591,200
Select Medical Corporation	6.38	6-1-2021	940,000	907,100
Tenet Healthcare Corporation 144A	6.00	10-1-2020	215,000	227,363
Tenet Healthcare Corporation 144A	8.13	4-1-2022	250,000	273,750

				16,391,959

Health Care Technology: 0.07%
Healthcare Technology Intermediate Incorporated (PIK at 8.13%) 144A¥	7.38	9-1-2018	480,000	496,200

Life Sciences Tools & Services: 0.12%
Life Technologies Corporation	6.00	3-1-2020	750,000	858,734

Pharmaceuticals: 0.18%
Pinnacle Merger Sub Incorporated 144A	9.50	10-1-2023	500,000	527,500
Watson Pharmaceuticals Incorporated	3.25	10-1-2022	750,000	713,669

				1,241,169

Industrials: 3.48%

Aerospace & Defense: 0.20%
TransDigm Group Incorporated	5.50	10-15-2020	550,000	554,125
TransDigm Group Incorporated	7.75	12-15-2018	750,000	806,250

				1,360,375

Air Freight & Logistics: 0.42%
Bristow Group Incorporated	6.25	10-15-2022	2,740,000	2,877,000

Airlines: 0.43%
Aviation Capital Group Corporation 144A	6.75	4-6-2021	1,320,000	1,420,938
Aviation Capital Group Corporation 144A	7.13	10-15-2020	720,000	798,621
Delta Air Lines Incorporated	4.75	11-7-2021	713,576	758,175

				2,977,734

Portfolio of investments—October 31, 2013	Wells Fargo Advantage Multi-Sector Income Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Commercial Services & Supplies: 0.93%
ADT Corporation	3.50%	7-15-2022	$750,000	$657,417
ADT Corporation 144A	6.25	10-15-2021	600,000	636,750
Covanta Holding Corporation	6.38	10-1-2022	225,000	232,447
Covanta Holding Corporation	7.25	12-1-2020	230,000	248,780
Interface Incorporated	7.63	12-1-2018	113,000	122,888
Iron Mountain Incorporated	6.00	8-15-2023	2,160,000	2,197,800
Iron Mountain Incorporated	8.38	8-15-2021	759,000	819,720
Penske Truck Leasing Company 144A	3.75	5-11-2017	750,000	787,117
Republic Services Incorporated	3.55	6-1-2022	750,000	739,142

				6,442,061

Machinery: 0.52%
Columbus McKinnon Corporation	7.88	2-1-2019	725,000	778,469
H&E Equipment Services Incorporated	7.00	9-1-2022	2,565,000	2,795,850

				3,574,319

Professional Services: 0.29%
Interactive Data Corporation	10.25	8-1-2018	1,250,000	1,381,250
Verisk Analytics Incorporated	5.80	5-1-2021	530,000	587,639

				1,968,889

Trading Companies & Distributors: 0.51%
Ashtead Capital Incorporated 144A	6.50	7-15-2022	3,285,000	3,523,163

Transportation Infrastructure: 0.18%
Florida East Coast Railway Corporation	8.13	2-1-2017	885,000	931,463
Watco Companies LLC 144A	6.38	4-1-2023	345,000	341,550

				1,273,013

Information Technology: 4.09%

Communications Equipment: 0.29%
Avaya Incorporated	9.75	11-1-2015	575,000	569,250
CyrusOne LP	6.38	11-15-2022	300,000	302,250
Lucent Technologies Incorporated	6.45	3-15-2029	1,285,000	1,130,800

				2,002,300

Computers & Peripherals: 0.11%
Hewlett-Packard Company	4.05	9-15-2022	750,000	729,333

Electronic Equipment, Instruments & Components: 1.05%
CDW Financial Corporation	12.54	10-12-2017	221,000	229,840
Jabil Circuit Incorporated	8.25	3-15-2018	5,275,000	6,237,688
L-3 Communications Corporation	4.95	2-15-2021	750,000	797,055

				7,264,583

Internet Software & Services: 0.04%
Equinix Incorporated	7.00	7-15-2021	75,000	81,938
Verisign Incorporated	4.63	5-1-2023	170,000	165,538

				247,476

10	Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments—October 31, 2013

Security name	Interest rate	Maturity date	Principal	Value

IT Services: 2.27%
Audatex North America Incorporated 144A	6.00%	6-15-2021	$1,400,000	$1,445,500
Audatex North America Incorporated 144A%%	6.13	11-1-2023	420,000	426,300
Audatex North America Incorporated	6.75	6-15-2018	750,000	801,975
Fidelity National Information Services Incorporated	7.88	7-15-2020	1,000,000	1,101,477
First Data Corporation 144A	11.75	8-15-2021	2,120,000	2,157,100
First Data Corporation 144A	7.38	6-15-2019	625,000	672,656
First Data Corporation	11.25	3-31-2016	3,489,000	3,506,445
SunGard Data Systems Incorporated	7.38	11-15-2018	5,007,000	5,307,420
SunGard Data Systems Incorporated	7.63	11-15-2020	250,000	272,188

				15,691,061

Software: 0.33%
Activision Blizzard Incorporated 144A	5.63	9-15-2021	705,000	729,675
Activision Blizzard Incorporated 144A	6.13	9-15-2023	175,000	182,875
CA Incorporated	5.38	12-1-2019	750,000	840,345
Nuance Communications Incorporated 144A	5.38	8-15-2020	530,000	526,025

				2,278,920

Materials: 0.97%

Chemicals: 0.20%
Chemtura Corporation	5.75	7-15-2021	575,000	582,188
Dow Chemical Company	4.13	11-15-2021	750,000	775,045

				1,357,233

Containers & Packaging: 0.47%
Crown Cork & Seal Company Incorporated	7.38	12-15-2026	185,000	204,888
Crown Cork & Seal Company Incorporated (i)	7.50	12-15-2096	600,000	561,000
Owens-Illinois Incorporated	7.80	5-15-2018	1,295,000	1,494,106
Sealed Air Corporation 144A	6.88	7-15-2033	1,075,000	1,010,500

				3,270,494

Metals & Mining: 0.08%
Freeport-McMoRan Copper & Gold Incorporated	3.55	3-1-2022	600,000	565,204
Indalex Holdings Corporation (i)(a)(s)	0.00	2-1-2014	3,170,000	0

				565,204

Paper & Forest Products: 0.22%
Georgia-Pacific LLC	8.88	5-15-2031	1,080,000	1,521,879

Telecommunication Services: 8.45%

Diversified Telecommunication Services: 3.82%
CenturyLink Incorporated	5.80	3-15-2022	600,000	594,000
Citizens Communications Company	7.88	1-15-2027	1,805,000	1,786,950
Frontier Communications Corporation	8.13	10-1-2018	845,000	973,863
Frontier Communications Corporation	8.25	4-15-2017	1,040,000	1,202,500
Frontier Communications Corporation	8.50	4-15-2020	525,000	599,813
GCI Incorporated	6.75	6-1-2021	2,330,000	2,254,275
GCI Incorporated	8.63	11-15-2019	5,625,000	5,976,563

Portfolio of investments—October 31, 2013	Wells Fargo Advantage Multi-Sector Income Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Diversified Telecommunication Services (continued)
Qwest Corporation	7.13%	11-15-2043	$795,000	$771,544
Qwest Corporation	7.25	9-15-2025	1,040,000	1,108,232
Qwest Corporation	7.63	8-3-2021	230,000	243,225
Syniverse Holdings Incorporated	9.13	1-15-2019	5,005,000	5,417,913
TW Telecommunications Holdings Incorporated 144A	5.38	10-1-2022	600,000	598,500
TW Telecommunications Holdings Incorporated	5.38	10-1-2022	2,165,000	2,159,588
Windstream Corporation	7.88	11-1-2017	2,330,000	2,664,938

				26,351,904

Wireless Telecommunication Services: 4.63%
Cricket Communications Incorporated	7.75	10-15-2020	1,930,000	2,205,025
Crown Castle International Corporation	5.25	1-15-2023	100,000	99,000
Crown Castle International Corporation	7.13	11-1-2019	70,000	75,600
Crown Castle Towers LLC 144A	6.11	1-15-2040	750,000	853,222
MetroPCS Wireless Incorporated 144A	6.25	4-1-2021	170,000	177,863
MetroPCS Wireless Incorporated	6.63	11-15-2020	3,300,000	3,489,750
MetroPCS Wireless Incorporated 144A	6.63	4-1-2023	505,000	528,356
MetroPCS Wireless Incorporated	7.88	9-1-2018	1,950,000	2,106,000
Motorola Solutions Incorporated	3.75	5-15-2022	750,000	721,906
SBA Communications Corporation	5.63	10-1-2019	160,000	164,400
SBA Telecommunications Corporation	5.75	7-15-2020	2,000,000	2,080,000
SBA Telecommunications Corporation	8.25	8-15-2019	15,000	16,256
Sprint Capital Corporation	6.88	11-15-2028	13,665,000	12,981,711
Sprint Capital Corporation	8.75	3-15-2032	1,855,000	2,008,038
Sprint Corporation 144A	7.25	9-15-2021	200,000	215,500
Sprint Corporation 144A	7.88	9-15-2023	200,000	217,000
Sprint Nextel Corporation 144A	9.00	11-15-2018	325,000	394,063
Sprint Nextel Corporation	11.50	11-15-2021	625,000	814,063
T-Mobile USA Incorporated	6.46	4-28-2019	160,000	169,600
T-Mobile USA Incorporated	6.54	4-28-2020	165,000	174,900
T-Mobile USA Incorporated	6.63	4-28-2021	920,000	972,900
T-Mobile USA Incorporated	6.73	4-28-2022	875,000	924,219
T-Mobile USA Incorporated	6.84	4-28-2023	505,000	534,038

				31,923,410

Utilities: 3.01%

Electric Utilities: 1.55%
Energy Future Intermediate Holding Company LLC 144A	6.88	8-15-2017	500,000	511,250
Great Plains Energy Incorporated	4.85	6-1-2021	750,000	801,441
IPALCO Enterprises Incorporated	5.00	5-1-2018	1,075,000	1,123,375
IPALCO Enterprises Incorporated 144A	7.25	4-1-2016	1,925,000	2,117,500
Mirant Mid-Atlantic LLC Series C	10.06	12-30-2028	3,614,632	4,021,278
Otter Tail Corporation	9.00	12-15-2016	1,835,000	2,134,716
PNM Resources Incorporated	9.25	5-15-2015	9,000	10,035

				10,719,595

12	Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments—October 31, 2013

Security name	Interest rate	Maturity date	Principal	Value

Gas Utilities: 0.41%
AmeriGas Finance LLC	6.75%	5-20-2020	$1,775,000	$1,934,750
AmeriGas Finance LLC	7.00	5-20-2022	795,000	858,600
AmeriGas Partners/Finance Corporation	6.50	5-20-2021	45,000	48,150

				2,841,500

Independent Power Producers & Energy Traders: 0.83%
Calpine Corporation 144A	6.00	1-15-2022	425,000	440,938
NRG Energy Incorporated	8.50	6-15-2019	1,615,000	1,740,163
NSG Holdings LLC 144A	7.75	12-15-2025	2,175,000	2,310,938
Reliant Energy Incorporated	9.24	7-2-2017	759,521	782,306
Reliant Energy Incorporated	9.68	7-2-2026	410,000	426,400

				5,700,745

Multi-Utilities: 0.22%
Ameren Illinois Company	9.75	11-15-2018	500,000	670,333
CMS Energy Corporation	5.05	3-15-2022	750,000	815,531

				1,485,864

Total Corporate Bonds and Notes (Cost $414,659,788)				434,250,186

Foreign Corporate Bonds and Notes @: 4.00%

Consumer Discretionary: 0.52%

Auto Components: 0.03%
Gestamp Fund Luxembourg SA (EUR)	5.88	5-31-2020	135,000	190,628

Automobiles: 0.10%
Jaguar Land Rover plc (GBP)	8.25	3-15-2020	300,000	541,147
Servus Luxembourg Holding SCA (EUR) 144A	7.75	6-15-2018	100,000	141,444

				682,591

Hotels, Restaurants & Leisure: 0.11%
Casino Guichard Perrachon SA (EUR)	4.73	5-26-2021	500,000	770,610

Media: 0.28%
Arqiva Broadcast Finance plc (GBP) 144A	9.50	3-31-2020	100,000	175,171
Telenet Finance V Luxembourg SCA (EUR)	6.25	8-15-2022	400,000	566,453
Unitymedia Hessen GmbH & Company (EUR) 144A	5.13	1-21-2023	500,000	665,915
Ziggo Holding BV (EUR)	3.63	3-27-2020	400,000	540,384

				1,947,923

Consumer Staples: 0.32%

Food & Staples Retailing: 0.15%
Foodcorp Limited (EUR)	8.75	3-1-2018	690,000	1,030,532

Food Products: 0.17%
BRF SA (BRL) 144A	7.75	5-22-2018	3,100,000	1,150,634

Portfolio of investments—October 31, 2013	Wells Fargo Advantage Multi-Sector Income Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Financials: 2.43%

Commercial Banks: 2.04%
Eurofima (AUD)	6.25%	12-28-2018	2,450,000	$2,508,719
European Investment Bank (AUD)	6.50	8-7-2019	4,880,000	5,092,781
International Bank for Reconstruction & Development (AUD)	5.75	10-1-2020	950,000	969,103
KfW (AUD)	6.25	5-19-2021	1,210,000	1,260,346
KfW (AUD)	6.38	2-17-2015	3,319,000	2,838,008
Sberbank Rossii (NZD)	7.00	1-31-2016	44,000,000	1,371,555

				14,040,512

Consumer Finance: 0.09%
Fiat Industrial SpA (EUR)	6.25	3-9-2018	400,000	619,834

Diversified Financial Services: 0.30%
General Electric Capital Corporation (NZD)	4.25	1-17-2018	2,000,000	1,616,853
Numericable Finance & Company SCA (EUR)	12.38	2-15-2019	300,000	486,778

				2,103,631

Industrials: 0.35%

Building Products: 0.08%
Heidelbergcement AG (EUR)	8.50	10-31-2019	330,000	570,713

Trading Companies & Distributors: 0.05%
Rexel SA (EUR)	7.00	12-17-2018	200,000	299,319

Transportation Infrastructure: 0.22%
Heathrow Funding Limited (EUR)	4.60	2-15-2020	1,000,000	1,530,509

Information Technology: 0.04%

Software: 0.04%
Teamsystem Holdings SpA (EUR) 144A	7.38	5-15-2020	200,000	274,988

Materials: 0.08%

Paper & Forest Products: 0.08%
Smurfit Kappa Funding plc (EUR)	7.25	11-15-2017	400,000	564,574

Telecommunication Services: 0.16%

Diversified Telecommunication Services: 0.12%
Telefonica Emisiones Company (EUR)	4.69	11-11-2019	300,000	449,798
Virgin Media Finance plc (GBP)	8.88	10-15-2019	201,000	350,161

				799,959

Wireless Telecommunication Services: 0.04%
Interxion Holding NV (EUR) 144A	6.00	7-15-2020	200,000	283,873

Utilities: 0.10%

Water Utilities: 0.10%
Befesa Zinc Aser SA (EUR)	8.88	5-15-2018	500,000	729,790

Total Foreign Corporate Bonds and Notes (Cost $26,079,351)				27,590,620

14	Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments—October 31, 2013

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @: 26.56%
Australia (AUD)	3.25%	4-21-2025	3,350,000	$2,913,808
Brazil (BRL)	8.50	1-5-2024	14,580,000	5,938,867
Brazil (BRL)	10.00	1-1-2017	31,000,000	13,784,248
Chile (CLP)	5.50	8-5-2020	940,000,000	1,871,742
Colombia (COP)	7.75	4-14-2021	5,250,000,000	3,172,999
Hungary (HUF)	6.75	11-24-2017	2,375,000,000	11,827,957
Indonesia (IDR)	7.38	9-15-2016	120,100,000,000	10,803,407
Korea (KRW)	5.25	3-10-2027	2,830,000,000	3,147,336
Malaysia (MYR)	3.26	3-1-2018	22,500,000	7,102,557
Malaysia (MYR)	4.26	9-15-2016	21,100,000	6,892,179
Mexico (MXN)	7.25	12-15-2016	129,540,000	10,728,292
Mexico (MXN)	7.75	5-29-2031	34,450,000	2,824,711
Mexico (MXN)	7.75	11-13-2042	84,190,000	6,760,514
New Zealand (NZD)	5.50	4-15-2023	5,625,000	4,976,737
Nigeria (NGN)	15.10	4-27-2017	500,000,000	3,386,335
Poland (PLN)	4.00	10-25-2023	43,850,000	14,026,847
Queensland Treasury (AUD)	5.75	7-22-2024	4,100,000	4,144,134
Republic of South Africa (ZAR)	2.00	1-31-2025	10,095,498	1,035,675
Republic of South Africa (ZAR)	6.50	2-28-2041	67,200,000	5,007,358
Republic of South Africa (ZAR)	7.75	2-28-2023	73,600,000	7,401,240
Romania (RON)	6.00	4-30-2016	11,750,000	3,771,243
Russia (RUB)	7.00	1-25-2023	29,000,000	899,730
Russia (RUB)	7.50	3-15-2018	172,600,000	5,570,216
Russia (RUB)	7.60	7-20-2022	354,400,000	11,448,388
State of New South Wales Australia (AUD)	5.00	8-20-2024	3,900,000	3,777,250
Thailand (THB)	3.25	6-16-2017	325,000,000	10,474,732
Turkey (TRY)	6.30	2-14-2018	675,000	317,339
Turkey (TRY)	8.30	6-20-2018	18,200,000	9,144,446
Turkey (TRY)	9.00	3-8-2017	19,350,000	9,964,584

Total Foreign Government Bonds (Cost $192,634,180)				183,114,871

Municipal Obligations: 0.05%

New York: 0.05%
Build NYC Resource Corporation Bronx Charter School for Excellence Project Series B (Education Revenue)	5.00	4-1-2018	$345,000	337,903

Total Municipal Obligations (Cost $345,000)				337,903

Non-Agency Mortgage Backed Securities: 7.42%
American General Mortgage Loan Series 2009 Class 1-A6 ±144A	5.75	9-25-2048	689,918	690,591
American General Mortgage Loan Series 2010 Class 1A-A3 ±144A	5.65	3-25-2058	460,000	477,355
American Home Mortgage Assets Series 2006-2 Class 1A1 ±	1.11	9-25-2046	3,693,928	2,624,691
Argent Securities Incorporated Series 2004-W5 Class AV3B ±	1.07	4-25-2034	98,007	95,039
Asset Backed Funding Corporation Certificates Series 2003-AHL1 Class A1	4.18	3-25-2033	292,430	287,193
Banc of America Commercial Mortgage Securities Incorporated Series 2006-03 Class AM ±	5.86	7-10-2044	1,340,000	1,382,171
Banc of America Commercial Mortgage Securities Incorporated Series 2008-1 Class AM ±	6.25	2-10-2051	550,000	600,085
Banc of America Commercial Mortgage Trust Series 2006-5 Class AM	5.45	9-10-2047	750,000	802,616

Portfolio of investments—October 31, 2013	Wells Fargo Advantage Multi-Sector Income Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage Backed Securities (continued)
Banc of America Commercial Mortgage Trust Series 2007-3 Class AM ±	5.56%	6-10-2049	$430,000	$477,137
Banc of America Funding Corporation Series 2005 Class 5-1A1	5.50	9-25-2035	610,243	623,880
Banc of America Funding Corporation Series 2009 Class R6-3A1 ±144A	2.24	1-26-2037	61,550	61,376
Banc of America Mortgage Securities Series 2003 Class A-3A1 ±	2.81	2-25-2033	183,763	178,993
Bayview Financial Acquisition Trust Series 2005-B Class 1A6	5.21	4-28-2039	11,691	11,693
Bear Stearns Commercial Mortgage Series 2007-PW17 Class AM ±	5.89	6-11-2050	318,000	359,677
Bear Stearns Commercial Mortgage Series 2007-PW18 Class AM ±	6.08	6-11-2050	100,000	111,850
Carrington Mortgage Loan Trust Series 2005-FRE1 Class A5 ±	0.45	12-25-2035	38,538	38,351
Centex Home Equity Series 2002-A Class AF6	5.54	1-25-2032	343,745	343,393
Centex Home Equity Series 2002-D Class AF6 ±	4.66	12-25-2032	121,124	122,956
Centex Home Equity Series 2003-C Class AF4	5.46	4-25-2032	46,137	46,340
Centex Home Equity Series 2004-B Class AF6	4.69	3-25-2034	299,733	299,909
Chase Funding Mortgage Loan Series 2003 Class 5-1A4	4.40	2-25-2030	134,428	134,297
Citigroup Commercial Mortgage Trust Series 2006 Class C4 ±	5.78	3-15-2049	680,000	738,243
Citigroup Commercial Mortgage Trust Series 2007-C6 Class AM ±	5.71	12-10-2049	450,000	499,236
Citigroup Commercial Mortgage Trust Series 2012-GC8 Class C ±144A	4.88	9-10-2045	1,000,000	1,025,156
Citigroup Mortgage Loan Trust Incorporated Series 2003-HE3 Class A3 ±	0.55	12-25-2033	106,306	100,582
Commercial Mortgage Trust Series 2012-CR2 Class C ±	4.86	8-15-2045	1,000,000	1,025,740
Countrywide Asset Backed Certificates Series 2003-5 Class AF5	5.79	2-25-2034	97,099	100,557
Countrywide Home Loans Series 2003-48 Class 2A2 ±	0.67	10-25-2033	194,545	196,615
Credit-Based Asset Servicing & Securitization LLC Series 2005-CB2 Class M1 ±	0.83	4-25-2036	304,098	294,083
Credit Suisse First Boston Commercial Mortgage Trust Series 2006-C4 Class AM	5.51	9-15-2039	1,500,000	1,621,644
Credit Suisse First Boston Mortgage Securities Series 2002-AR5 Class 1A1 ±	2.19	9-25-2032	657,794	652,693
Credit Suisse First Boston Mortgage Securities Series 2003-AR15 Class 3A1 ±	2.81	6-25-2033	238,947	234,056
Credit Suisse First Boston Mortgage Securities Series 2003-AR9 Class 2A2 ±	2.29	3-25-2033	55,056	55,115
Credit Suisse Mortgage Capital Certificate Series 2006 ±	5.79	6-15-2038	1,045,000	1,141,799
Credit Suisse Mortgage Trust Series 2006-C5 Class AM	5.34	12-15-2039	1,000,000	1,066,004
Equity One Asset Backed Securities Series 2004-2 Class AF4 ±	4.62	7-25-2034	423,501	433,312
First Franklin Mortgage Loan Assets Series 2005-FT9 Class A3 ±	0.45	10-25-2035	29,286	29,271
First Horizon Mortgage Pass Through Series 2004-AR1 Class 1A1 ±	2.59	2-25-2034	478,390	471,649
First Horizon Mortgage Pass Through Series 2004-AR4 Class 3A1 ±	2.59	8-25-2034	19,223	18,522
Global Mortgage Securitization Limited Series 2004-A Class A2 ±144A	0.49	11-25-2032	528,874	497,442
GMAC Mortgage Corporation Loan Series 2003-GH1 Class A5	5.60	7-25-2034	16,418	16,688
Greenpoint Mortgage Funding Trust Series 2005-HE4 Class 1A1 ±	0.61	7-25-2030	37,660	36,068
Greenwich Capital Commercial Funding Corporation Series 2006-GG7 Class AM ±	5.83	7-10-2038	2,570,000	2,815,586
Greenwich Capital Commercial Funding Corporation Series 2007-GG11 Class A4	5.74	12-10-2049	475,000	535,343
GS Mortgage Securities Trust Series 2006-GG6 Class AM ±	5.62	4-10-2038	835,000	906,418
GS Mortgage Securities Trust Series 2007-GG10 Class A4 ±	5.80	8-10-2045	1,000,000	1,108,886
GS Mortgage Securities Trust Series 2010-C1 Class X ±144A(c)	1.52	8-10-2043	6,516,227	462,457
GS Mortgage Securities Trust Series 2012-GCJ7 Class XA ±(c)	2.60	5-10-2045	4,910,001	657,469
GSAA Home Equity Trust Series 2004-5 Class AF5 ±	4.65	6-25-2034	57,852	59,239
GSMPS Mortgage Loan Trust Series 2005-AHL Class M1 ±	0.60	4-25-2035	22,274	21,512
GSMPS Mortgage Loan Trust Series 2006-1 Class A1 ±144A	0.47	3-25-2035	220,452	212,849
GSMPS Mortgage Loan Trust Series 2006-SEA1 Class A ±144A	0.47	5-25-2036	330,803	323,963
Home Equity Asset Trust Series 2006-3 Class 2A3 ±	0.35	7-25-2036	8,156	8,133
JPMorgan Chase Commercial Mortgage Trust Series 2007-CB18 Class AM ±	5.47	6-12-2047	875,000	961,954
JPMorgan Chase Commercial Mortgage Trust Series 2007-CB20 Class AM ±	5.87	2-12-2051	785,000	888,408
JPMorgan Mortgage Trust Series 2004-A3 Class 2A1 ±	2.72	7-25-2034	89,054	87,995
JPMorgan Mortgage Trust Series 2004-A3 Series 3A3 ±	4.74	7-25-2034	132,369	131,794
JPMorgan Mortgage Trust Series 2005-A3 Class 11A2 ±	3.32	6-25-2035	530,110	521,966

16	Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments—October 31, 2013

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage Backed Securities (continued)
JPMorgan Mortgage Trust Series 2009-7 Class 2A1 ±144A	6.00%	2-27-2037	$88,066	$89,438
JPMorgan Mortgage Trust Series 2009-7 Class 5A1 ±144A	6.00	2-27-2037	449,053	459,692
Lehman Brothers-UBS Commercial Mortgage Trust Series 2007-C1 Class AM	5.46	2-15-2040	750,000	821,040
Lehman Brothers-UBS Commercial Mortgage Trust Series 2008-C1 Class AM ±	6.15	4-15-2041	820,000	926,505
Lehman XS Trust Series 2006-18N Class A5A ±(i)	0.34	12-25-2036	3,106,749	2,153,713
MASTR Adjustable Rate Mortgage Trust Series 2003-6 Class 3A1 ±	2.84	12-25-2033	736,326	726,726
MASTR Adjustable Rate Mortgage Trust Series 2003-6 Class 4A2 ±	4.65	1-25-2034	39,566	38,938
MASTR Adjustable Rate Mortgage Trust Series 2004-13 Class 3A7 ±	2.62	11-21-2034	49,587	51,136
MASTR Alternative Loans Trust Series 2005-1 Class 5A1	5.50	1-25-2020	98,143	99,988
Merrill Lynch Countrywide Commercial Mortgage Trust Series 2006-4 Class AM ±	5.20	12-12-2049	340,000	371,696
Merrill Lynch Countrywide Commercial Mortgage Trust Series 2007-9 Class A4	5.70	9-12-2049	829,000	930,542
Merrill Lynch Mortgage Trust Series 2005-A8 Class A1B3 ±	5.25	8-25-2036	120,000	121,187
Merrill Lynch Mortgage Trust Series 2006-C1 Class AM ±	5.68	5-12-2039	565,000	611,093
Mesa Trust Asset Backed Certificates Series 2001-5 Class A ±144A	0.97	12-25-2031	23,740	21,951
Mid State Trust Series 11 Class A1	4.86	7-15-2038	280,974	299,927
MLCC Mortgage Investors Incorporated Series 2003-G Class A2 ±	1.10	1-25-2029	211,143	207,960
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5 Class XA ±144A(c)	1.89	8-15-2045	5,907,696	580,969
Morgan Stanley Capital I Trust Series 2004-NC1 Class M1 ±	1.22	12-27-2033	760,547	731,012
Morgan Stanley Capital I Trust Series 2005-HQ6 Class A4B	5.04	8-13-2042	650,000	682,482
Morgan Stanley Capital I Trust Series 2006-HQ10 Class AM	5.36	11-12-2041	500,000	551,197
Morgan Stanley Capital I Trust Series 2006-HQ9 Class AJ ±	5.79	7-12-2044	1,000,000	1,083,906
Morgan Stanley Capital I Trust Series 2006-HQ9 Class AM ±	5.77	7-12-2044	25,000	27,436
Morgan Stanley Capital I Trust Series 2006-IQ12 Class AM	5.37	12-15-2043	500,000	548,006
Morgan Stanley Capital I Trust Series 2007-HQ13 Class A3	5.57	12-15-2044	1,355,000	1,481,950
Morgan Stanley Capital I Trust Series 2010-GG10 Class A4B ±144A	5.80	8-15-2045	615,000	681,146
Morgan Stanley Capital I Trust Series 2010-R5 Class 3A ±144A	0.48	3-26-2037	29,989	29,915
Morgan Stanley Capital I Trust Series 2012-C4 Class C ±144A	5.53	3-15-2045	900,000	975,716
New Century Home Equity Loan Trust Series 2004-3 Class M1 ±	1.10	11-25-2034	1,165,049	1,071,261
New Century Home Equity Loan Trust Series 2005-1 Class A1MZ ±	0.46	3-25-2035	62,015	60,543
Provident Funding Mortgage Loan Series 2005-1 Class 2A1 ±	2.71	5-25-2035	79,071	79,805
RBSSP Resecuritization Trust Series 2010-3 Class 4A1 ±144A	3.16	12-26-2035	50,249	50,565
Renaissance Home Equity Loan Trust Series 2004-4 Class AF4	4.88	2-25-2035	762,057	772,861
Residential Asset Mortgage Products Incorporated Series 2006-EFC1 Class A2 ±	0.37	2-25-2036	167,095	165,856
Residential Asset Securities Corporation Series 2004-KS3 Class AI4 ±	3.77	1-25-2032	257,753	259,129
Residential Funding Mortgage Securities I Series 2004-S9 Class 1A19	5.50	12-25-2034	200,000	199,748
Saxon Asset Securities Trust Series 2002-1 Class AF5 ±	6.76	12-25-2030	194,505	192,820
Saxon Asset Securities Trust Series 2003-1 Class AF7	4.03	6-25-2033	747,749	758,086
Sequoia Mortgage Trust Series 2003-1 Class 1A ±	0.93	4-20-2033	33,388	32,743
Structured Adjustable Rate Mortgage Loan Trust Series 2004-2 Class 2A ±	2.60	3-25-2034	93,386	92,682
Structured Asset Investment Loan Trust Series 2005-4 Class M1 ±	0.77	5-25-2035	43,827	43,643
Structured Asset Securities Corporation Series 2002-9 Class A2 ±	0.77	10-25-2027	124,344	123,055
Terwin Mortgage Trust Series 2003-6HE Class A3 ±	1.31	11-25-2033	338,187	336,413
Vendee Mortgage Trust Series 2003-2 Class IO ±(c)	0.82	5-15-2033	7,793,046	273,355
Wachovia Bank Commercial Mortgage Trust Series 2006-C23 Class AM ±	5.47	1-15-2045	1,220,000	1,321,918
Washington Mutual Mortgage Trust Series 2004-RA4 Class 3A	7.50	7-25-2034	313,908	328,504

Total Non-Agency Mortgage Backed Securities (Cost $48,547,700)				51,196,294

Portfolio of investments—October 31, 2013	Wells Fargo Advantage Multi-Sector Income Fund	17

Security name	Dividend yield		Shares	Value

Preferred Stocks: 0.17%

Financials: 0.17%

Diversified Financial Services: 0.17%
GMAC Capital Trust I ±	8.13%		44,400	$1,192,584

Total Preferred Stocks (Cost $1,130,339)				1,192,584

	Interest rate	Maturity date	Principal

Term Loans: 18.74%
ADS Waste Holdings Incorporated	4.25	10-9-2019	$1,076,978	1,082,556
Advantage Sales & Marketing LLC	8.25	6-17-2018	452,143	456,099
Albertson’s LLC <	0.00	3-21-2019	55,000	55,000
Albertson’s LLC	4.25	3-21-2016	301,068	302,070
Albertson’s LLC	4.75	3-21-2019	196,432	196,919
Alliance Laundry Systems LLC	4.25	12-10-2018	1,751,263	1,756,376
Alliance Laundry Systems LLC	9.50	12-10-2019	2,028,122	2,047,146
Allison Transmission Incorporated	3.18	8-7-2017	907,435	911,591
Allison Transmission Incorporated	3.75	8-23-2019	2,441,316	2,456,574
American Capital Holdings Incorporated	4.00	8-22-2016	1,401,375	1,404,879
Applied Systems Incorporated	4.25	12-8-2016	583,964	585,908
Applied Systems Incorporated	8.25	6-8-2017	420,000	421,751
Arris Group Incorporated	3.50	4-17-2020	895,500	892,518
Barrington Broadcasting Group LLC	7.50	6-14-2017	2,936,821	2,933,150
Capital Automotive LP	4.00	4-5-2019	3,188,912	3,205,845
Capital Automotive LP	6.00	4-30-2020	1,460,000	1,501,975
CBAC Borrower LLC	8.25	7-2-2020	1,200,000	1,236,000
CCC Information Services Incorporated	4.00	12-20-2019	596,495	595,380
CCM Merger Incorporated	5.00	3-1-2017	2,769,205	2,783,051
CDW LLC	3.50	4-29-2020	895,750	891,836
Centaur LLC <	5.25	2-20-2019	134,500	135,930
Centaur LLC	8.75	2-20-2020	1,850,000	1,870,036
Covanta Energy Holdings	3.50	3-28-2019	2,561,000	2,566,327
Cricket Communications Incorporated	4.75	10-10-2019	297,750	298,867
Crown Castle International Corporation	3.25	1-31-2019	6,534,054	6,523,992
DaVita HealthCare Partners Incorporated	4.00	11-1-2019	1,132,554	1,138,783
Dell Incorporated <	0.00	4-30-2020	11,320,000	11,250,382
DineEquity Incorporated	3.75	10-19-2017	1,405,551	1,416,683
Dunkin’ Brands Incorporated	3.75	2-11-2020	1,561,749	1,565,654
Entercom Radio LLC	5.02	11-23-2018	1,321,278	1,334,491
Federal-Mogul Corporation	2.12	12-27-2014	2,469,296	2,444,158
Federal-Mogul Corporation	2.12	12-27-2015	3,685,369	3,647,852
Focus Brands Incorporated	4.25	2-21-2018	822,505	821,477
Focus Brands Incorporated	10.25	8-21-2018	2,023,863	2,049,161
Genesys Telecommunication Holdings U.S. Incorporated	4.00	2-8-2020	621,875	617,988
Goodyear Tire & Rubber Company	4.75	4-30-2019	5,500,000	5,559,565
HHI Holdings LLC	5.00	10-5-2018	1,950,867	1,962,240
Hub International Limited	4.75	10-2-2020	279,000	281,143
Interactive Data Corporation	3.75	2-11-2018	3,342,144	3,337,966
Kronos Incorporated	4.50	10-30-2019	490,917	492,758

18	Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments—October 31, 2013

Security name	Interest rate	Maturity date	Principal	Value

Term Loans (continued)
Learfield Communications Incorporated	8.75%	10-9-2021	$100,000	$102,000
Level 3 Financing Incorporated	4.00	1-15-2020	1,700,000	1,707,089
LIN Television Corporation	4.00	12-21-2018	742,454	747,154
Local TV Finance LLC	4.17	5-7-2015	2,492,681	2,488,019
LPL Holdings Incorporated	3.25	3-29-2019	3,718,564	3,709,267
LTS Buyer LLC	8.00	4-12-2021	50,000	50,625
MedAssets Incorporated	4.00	12-13-2019	284,084	284,510
MGM Resorts International	3.50	12-20-2019	1,365,620	1,363,422
Mission Broadcasting Incorporated	3.75	10-1-2020	229,167	229,522
Mission Broadcasting Incorporated	3.75	10-1-2020	45,833	45,904
Mission Broadcasting Incorporated	4.25	12-3-2019	285,894	286,537
Nexstar Broadcasting Group Incorporated	4.25	12-3-2019	676,249	677,771
Nielsen Finance LLC Company	2.92	5-2-2016	482,313	483,461
Novelis Incorporated	3.75	3-10-2017	979,956	983,101
nTelos Incorporated	5.75	11-9-2019	1,322,118	1,327,076
Nusil Technology LLC	5.25	4-7-2017	395,640	390,695
Philadelphia Energy Solutions LLC	6.25	4-4-2018	2,860,625	2,560,259
Prestige Brands Incorporated	3.78	1-31-2019	212,974	214,038
Progressive Waste Solutions Limited	3.50	10-24-2019	1,596,465	1,595,795
Riverbed Technology Incorporated	4.00	12-18-2019	149,768	150,517
SBA Senior Finance II LLC	3.75	6-30-2018	725,744	726,347
SBA Senior Finance II LLC	3.75	9-20-2019	150,097	150,285
Sedgwick CMS Holdings Incorporated	8.00	12-12-2018	500,000	508,125
Spin Holdco Incorporated	4.25	11-14-2019	1,110,000	1,107,225
Springleaf Finance Corporation	4.75	9-30-2019	470,000	474,503
Syniverse Holdings Incorporated	4.00	4-23-2019	959,826	961,746
Syniverse Holdings Incorporated	4.00	4-23-2019	169,666	170,019
Tallgrass Energy Partners LP	5.25	11-13-2018	1,731,544	1,742,366
Telesat Holdings Incorporated	3.50	3-28-2019	2,616,974	2,628,437
Tempur-Pedic International Incorporated	3.50	3-18-2020	941,360	940,381
Texas Competitive Electric Holdings LLC	3.70	10-10-2014	20,096,983	13,519,441
Transdigm Group Incorporated	3.75	2-28-2020	3,464,731	3,465,459
TWCC Holding Corporation	7.00	6-26-2020	200,000	204,876
United Surgical Partners International Incorporated	4.25	4-19-2017	1,917,113	1,923,113
United Surgical Partners International Incorporated	4.75	4-3-2019	1,051,679	1,054,834
Valeant Pharmaceuticals International Incorporated	3.75	2-13-2019	1,674,553	1,687,631
Valeant Pharmaceuticals International Incorporated	3.75	12-11-2019	200,054	201,805
W3 Company	9.25	9-13-2020	289,275	294,337
WASH Multifamily Laundry Systems LLC	5.25	2-21-2019	1,661,650	1,665,804
Wendy’s International Incorporated	3.25	5-15-2019	1,351,502	1,352,353

Total Term Loans (Cost $133,921,834)				129,207,926

Yankee Corporate Bonds and Notes: 7.59%

Consumer Discretionary: 0.58%

Diversified Consumer Services: 0.10%
Anglo American Capital Company 144A	4.13	9-27-2022	750,000	711,647

Portfolio of investments—October 31, 2013	Wells Fargo Advantage Multi-Sector Income Fund	19

Security name	Interest rate	Maturity date	Principal	Value

Media: 0.48%
Grupo Televisa SA	6.00%	5-15-2018	$750,000	$851,473
Myriad International Holdings BV	6.00	7-18-2020	500,000	532,500
Myriad International Holdings BV 144A	6.38	7-28-2017	750,000	823,125
Videotron Limited	9.13	4-15-2018	363,000	381,604
WPP Finance 2010 Company	3.63	9-7-2022	750,000	726,553

				3,315,255

Consumer Staples: 0.33%

Beverages: 0.11%
Pernod Ricard SA 144A	4.45	1-15-2022	760,000	785,334

Food Products: 0.11%
BRF SA 144A	5.88	6-6-2022	750,000	780,000

Tobacco: 0.11%
BAT International Finance plc 144A	3.25	6-7-2022	750,000	738,986

Energy: 0.92%

Energy Equipment & Services: 0.12%
Ensco plc	4.70	3-15-2021	750,000	810,014

Oil, Gas & Consumable Fuels: 0.80%
Griffin Coal Mining Company Limited 144A(s)	0.00	12-1-2016	1,685,411	1,398,891
Griffin Coal Mining Company Limited (s)	0.00	12-1-2016	137,792	114,367
Lukoil International Finance BV	4.56	4-24-2023	1,400,000	1,338,750
Petrobras International Finance Company	5.38	1-27-2021	670,000	681,017
Petroleos Mexicanos	4.88	1-24-2022	750,000	780,000
Petroplus Finance Limited	5.75	1-20-2020	650,000	686,375
Woodside Finance Limited 144A	8.75	3-1-2019	405,000	522,024

				5,521,424

Financials: 1.75%

Commercial Banks: 0.89%
Banco de Brasil 144A	5.88	1-26-2022	750,000	754,500
Banco del Estado de Chile 144A	3.88	2-8-2022	650,000	635,409
Export Import Bank of Korea	5.00	4-11-2022	750,000	836,235
ITAU Unibanco Holding SA	5.13	5-13-2023	1,650,000	1,546,050
Macquarie Bank Limited 144A	5.00	2-22-2017	750,000	822,284
Royal Bank of Scotland plc	4.38	3-16-2016	750,000	803,527
Standard Chartered Bank 144A	6.40	9-26-2017	650,000	745,804

				6,143,809

Consumer Finance: 0.57%
Wind Acquisition Finance SpA 144A	11.75	7-15-2017	3,660,000	3,888,750

Diversified Financial Services: 0.29%
Corporación Andina de Fomento	4.38	6-15-2022	958,000	970,750
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	415,000	426,413
Preferred Term Securities XII Limited (i)(s)	0.00	12-24-2033	635,000	6

20	Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments—October 31, 2013

Security name	Interest rate	Maturity date	Principal	Value

Diversified Financial Services (continued)
Tyco Electronics Group SA	3.50%	2-3-2022	$625,000	$607,976

				2,005,145

Health Care: 0.30%

Pharmaceuticals: 0.30%
VPII Escrow Corporation 144A	6.75	8-15-2018	680,000	744,600
VPII Escrow Corporation 144A	7.50	7-15-2021	1,210,000	1,343,100

				2,087,700

Industrials: 0.16%

Commercial Services & Supplies: 0.05%
Iron Mountain Incorporated	6.75	10-15-2018	250,000	343,205

Road & Rail: 0.11%
Canadian Pacific Railway Company	4.50	1-15-2022	750,000	794,834

Information Technology: 0.56%

Computers & Peripherals: 0.44%
Seagate Technology HDD Holdings	6.80	10-1-2016	650,000	736,125
Seagate Technology HDD Holdings	6.88	5-1-2020	1,035,000	1,135,913
Seagate Technology HDD Holdings	7.00	11-1-2021	1,050,000	1,160,250

				3,032,288

Internet Software & Services: 0.12%
Tencent Holdings Limited 144A	4.63	12-12-2016	750,000	806,885

Materials: 0.78%

Metals & Mining: 0.60%
ArcelorMittal	5.00	2-25-2017	725,000	765,781
Novelis Incorporated	8.38	12-15-2017	550,000	588,500
Novelis Incorporated	8.75	12-15-2020	725,000	806,563
Vale Overseas Limited	4.38	1-11-2022	750,000	733,616
Vedanta Resources plc 144A	6.00	1-31-2019	1,300,000	1,254,500

				4,148,960

Paper & Forest Products: 0.18%
Sappi Limited 144A	7.50	6-15-2032	1,560,000	1,212,900

Telecommunication Services: 2.11%

Diversified Telecommunication Services: 1.88%
Ericsson LM	4.13	5-15-2022	750,000	745,571
Intelsat Bermuda Limited 144A	7.75	6-1-2021	1,195,000	1,260,725
Intelsat Bermuda Limited 144A	8.13	6-1-2023	530,000	560,475
Intelsat Jackson Holdings SA 144A	5.50	8-1-2023	2,900,000	2,798,500
Intelsat Jackson Holdings SA	7.25	4-1-2019	2,055,000	2,214,263
Intelsat Jackson Holdings SA	7.50	4-1-2021	525,000	572,250
Intelsat Jackson Holdings SA	8.50	11-1-2019	1,400,000	1,536,500

Portfolio of investments—October 31, 2013	Wells Fargo Advantage Multi-Sector Income Fund	21

Security name	Interest rate	Maturity date	Principal	Value

Diversified Telecommunication Services (continued)
Intelsat Jackson Holdings SA	7.25%	10-15-2020	$1,775,000	$1,925,875
Qtel International Finance Limited	5.00	10-19-2025	300,000	306,750
Sable International Finance Limited	7.75	2-15-2017	350,000	368,375
Virgin Media Finance plc	6.50	1-15-2018	650,000	676,000

				12,965,284

Wireless Telecommunication Services: 0.23%
Globo Communicacoes Participacoes SA 144A	4.88	4-11-2022	750,000	757,500
Telesat Canada Incorporated 144A	6.00	5-15-2017	775,000	809,875

				1,567,375

Utilities: 0.10%

Electric Utilities: 0.10%
Comision Federal de Electricidad 144A	4.88	5-26-2021	650,000	677,625

Total Yankee Corporate Bonds and Notes (Cost $51,118,726)				52,337,420

	Yield		Shares

Short-Term Investments: 3.44%

Investment Companies: 3.44%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##	0.08		23,733,647	23,733,647

Total Short-Term Investments (Cost $23,733,647)				23,733,647

Total investments in securities (Cost $910,959,416) *	133.62%	921,405,076
Other assets and liabilities, net	(33.62)	(231,831,716)

Total net assets	100.00%	$689,573,360

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(c)	Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.

†	Non-income-earning security

(i)	Illiquid security for which the designation as illiquid is unaudited

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

%%	Security issued on a when-issued basis.

(s)	Security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on this security.

@	Foreign bond principal is denominated in local currency.

<	All or a portion of the position represents an unfunded term loan commitment.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

##	All or a portion of this security has been segregated for when-issued securities and unfunded term loans.

*	Cost for federal income tax purposes is $915,360,215 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$38,521,660
Gross unrealized depreciation	(32,476,799)

Net unrealized appreciation	$6,044,861

Report of independent registered public accounting firm	Wells Fargo Advantage Multi-Sector Income Fund	1

THE BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND:

We have audited the financial statements of the Wells Fargo Advantage Multi-Sector Income Fund (the “Fund”), as of October 31, 2013, and for each of the years presented and have issued our unqualified report thereon dated December 23, 2013 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Our audit included an audit of this portfolio of investments (the “Portfolio”) as of October 31, 2013 appearing in Item 6 of this Form N-CSR. This Portfolio is the responsibility of management. Our responsibility is to express an opinion on this Portfolio based on our audit.

In our opinion, the Portfolio referred to above, when read in conjunction with the financial statements of the Fund, presents fairly, in all material respects, the information set forth therein.

Boston, Massachusetts

December 23, 2013

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

PROXY VOTING POLICIES AND PROCEDURES

REVISED AS OF FEBRUARY 8, 2012

1. Scope of Policies and Procedures. These Policies and Procedures (“Procedures”) are used to determine how to vote proxies relating to portfolio securities held by the series of Wells Fargo Funds Trust, Wells Fargo Master Trust, Wells Fargo Variable Trust, Asset Allocation Trust, Wells Fargo Advantage Global Dividend Opportunity Fund, Wells Fargo Advantage Income Opportunities Fund, Wells Fargo Advantage Multi-Sector Income Fund, and Wells Fargo Advantage Utilities and High Income Fund (the “Trusts”) except for those series that exclusively hold non-voting securities (hereafter, all such series, and all such Trusts not having separate series, holding voting securities are referred to as the “Funds”).

2. Voting Philosophy. The Funds and Wells Fargo Funds Management, LLC (“Funds Management”) have adopted these Procedures to ensure that proxies are voted in the best interests of Fund shareholders, without regard to any relationship that any affiliated person of the Fund (or an affiliated person of such affiliated person) may have with the issuer. Funds Management exercises its voting responsibility, as a fiduciary, with the goal of maximizing value to shareholders consistent with governing laws and the investment policies of each Fund. While securities are not purchased to exercise control or to seek to effect corporate change through share ownership, the Funds support sound corporate governance practices within companies in which they invest.

3. Responsibilities

(a) Board of Trustees. The Board of Trustees of each Trust (the “Board”) has delegated the responsibility for voting proxies relating to the Funds’ portfolio securities to Funds Management. The Board retains the authority to make or ratify any voting decisions or approve any changes to these Procedures as the Board deems appropriate. Funds Management will provide reports to the Board regarding voting matters when and as reasonably requested by the Board. The Board shall review these Procedures as often as it deems appropriate to consider whether any revisions are warranted. On an annual basis, the Board shall receive and review a report from Funds Management on the proxy voting process.

(b) Funds Management Proxy Committee

(i)	Responsibilities. The Funds Management Proxy Voting Committee (the “Proxy Committee”) shall be responsible for overseeing the proxy voting process to ensure its implementation in conformance with these Procedures. The Proxy Committee shall monitor Institutional Shareholder Services (“ISS”), the proxy voting agent for Funds Management, to determine that ISS is accurately applying the Procedures as set forth herein. The Proxy Committee shall review the continuing appropriateness of the Procedures set forth herein, recommend revisions to the Board as necessary and provide an annual update to the Board on the proxy voting process.

(ii)

Voting Guidelines. Appendix A hereto sets forth guidelines regarding how proxies will be voted on the issues specified. ISS will vote proxies for or against as directed by the guidelines. Where the guidelines specify a “case by case” determination for a particular issue, ISS will forward the proxy to the Proxy Committee for a vote determination by the Proxy Committee. Finally, with respect to issues for which a vote for or against is specified by the Procedures, the Proxy Committee shall have the authority to direct ISS to forward the proxy to the Proxy Committee for a discretionary vote by the Proxy Committee if the Proxy Committee determines that a case-by-case review of such matter is warranted. The Proxy Committee may also consult Fund sub-advisers on certain proxy voting issues on a case-by-case basis as the Proxy Committee deems appropriate or to the extent that a sub-adviser of a Fund makes a recommendation regarding a proxy voting issue. As a general matter, however, proxies are voted consistently on the same matter when securities of an issuer are held by multiple Funds.

(iii)	Proxy Committee. In all cases, the Proxy Committee will exercise its voting discretion in accordance with the voting philosophy of the Funds. In cases where a proxy is forwarded by ISS to the Proxy Committee, the Proxy Committee may be assisted in its voting decision through receipt of: (i) independent research and voting recommendations provided by ISS or other independent sources; (ii) input from the investment sub-adviser responsible for purchasing the security; and (iii) information provided by company management and shareholder groups.

Voting decisions made by the Proxy Committee will be reported to ISS to ensure that the vote is registered in a timely manner and included in Form N-PX reporting.

(iv)	Securities on Loan. As a general matter, securities on loan will not be recalled to facilitate proxy voting (in which case the borrower of the security shall be entitled to vote the proxy). However, if the Proxy Committee is aware of an item in time to recall the security and has determined in good faith that the importance of the matter to be voted upon outweighs the loss in lending revenue that would result from recalling the security (i.e., if there is a controversial upcoming merger or acquisition, or some other significant matter), the security will be recalled for voting.

(v)	Practical Limitations to Proxy Voting. While Funds Management uses its best efforts to vote proxies, in certain circumstances it may be impractical or impossible for Funds Management to vote proxies (e.g., limited value or unjustifiable costs). For example, in accordance with local law or business practices, many foreign companies prevent the sales of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting (“share blocking”). Due to these restrictions, Funds Management must balance the benefits to its clients of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. As a result, Funds Management will generally not vote those proxies in the absence of an unusual, significant vote or compelling economic importance. Additionally, Funds Management may not be able to vote proxies for certain foreign securities if Funds Management does not receive the proxy statement in time to vote the proxies due to custodial processing delays.

(vi)

Conflicts of Interest. Funds Management may have a conflict of interest regarding a proxy to be voted upon if, for example, Funds Management or its affiliates have other relationships with the issuer of the proxy. In most instances, conflicts of interest are avoided through a strict and objective application of the voting guidelines attached hereto. However, when the Proxy Committee is aware of a material conflict of interest regarding a matter that would otherwise require a vote by the Proxy Committee, the Proxy Committee shall address the material conflict by using any of the following methods: (1) instructing ISS to vote in accordance with the recommendation ISS makes to its clients; (2) disclosing the conflict to the Board and obtaining their consent before voting; (3) submitting the matter to the Board to exercise its authority to vote on such matter; (4) engaging an independent fiduciary who will direct the Proxy Committee on voting instructions for the proxy; (5) consulting with outside legal counsel for guidance on resolution of the conflict of interest; (6) erecting information barriers around the person or persons making voting decisions; (7) voting in proportion to other shareholders (“mirror voting”); or (8) voting in other ways that are consistent with each Fund’s obligation to vote in the best interests of its shareholders. Additionally, the Proxy Committee will not permit its votes to be influenced by any conflict of interest that exists for any other affiliated person of the Fund (such as a sub-adviser or principal underwriter)

or any affiliated persons of such affiliated persons and the Proxy Committee will vote all such matters without regard to the conflict.

Funds Management may also have a conflict of interest regarding a proxy to be voted on if a member of the Board has an affiliation, directly or indirectly, with a public or private company (an “Identified Company”). Identified Companies include a Board member’s employer, as well as any company of which the Board member is a director or officer or a 5% or more shareholder. The Proxy Committee shall address such a conflict by instructing ISS to vote in accordance with the recommendation ISS makes to its clients.

(vii)	Meetings. The Proxy Committee shall convene as needed and when discretionary voting determinations need to be considered, and shall have the authority to act by vote of a majority of the Proxy Committee members available at that time. The Proxy Committee shall also meet at least semi-annually to review the Procedures and the performance of ISS in exercising its proxy voting responsibilities.

(viii)	Membership. The voting members of the Proxy Committee shall be Tom Biwer, Travis Keshemberg, Patrick McGuinnis and Erik Sens. Andrew Owen shall be a non-voting member and serve in an advisory capacity on the Proxy Committee. Changes to the membership of the Proxy Committee will be made only with Board approval. Upon departure from Funds Management, a member’s position on the Proxy Committee will automatically terminate.

4. Disclosure of Policies and Procedures. Each Fund shall disclose in its statement of additional information a description of the policies and procedures it uses to determine how to vote proxies relating to securities held in its portfolio. In addition, each Fund shall disclose in its semi- and annual reports that a description of its proxy voting policies and procedures is available without charge, upon request, by calling 1-800-222-8222, on the Fund’s web site at www.wellsfargo.com/advantagefunds and on the Securities and Exchange Commission’s website at http://www.sec.gov.

5. Disclosure of Proxy Voting Record. Each Trust shall file with the Commission an annual report on Form N-PX not later than August 31 of each year (beginning August 31, 2004), containing the Trust’s proxy voting record for the most recent twelve-month period ended June 30.

Each Fund shall disclose in its statement of additional information and semi- and annual reports that information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ web site at www.wellsfargo.com/advantagefunds or by accessing the Commission’s web site at www.sec.gov.

Each Fund shall disclose the following information on Form N-PX for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the Fund was entitled to vote:

•	The name of the issuer of the portfolio security;

•	The exchange ticker symbol of the portfolio security;

•	The Council of Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security (unless the CUSIP is not available through reasonably practicable means, in which case it will be omitted);

•	The shareholder meeting date;

•	A brief identification of the matter voted on;

•	Whether the matter was proposed by the issuer or by a security holder;

•	Whether the Fund cast its vote on the matter;

•	How the Fund cast its vote (e.g. for or against a proposal, or abstain; for or withhold regarding election of directors); and

•	Whether the Fund cast its vote for or against management.

Form N-PX shall be made available to Fund shareholders through the SEC web site.

APPENDIX A

TO

PROXY VOTING POLICIES AND PROCEDURES

Funds Management will vote proxies relating to portfolio securities held by the Trusts in accordance with the following proxy voting guidelines. To the extent the specific guidelines below do not address a proxy voting proposal, Funds Management will vote pursuant to ISS’ current U.S. and International proxy voting guidelines. Proxies for securities held by the Wells Fargo Advantage Social Awareness Fund related to social and environmental proposals will be voted pursuant to ISS’ current SRI Proxy Voting Guidelines. In addition, proxies related to issues not addressed by the specific guidelines below or by ISS’ current U.S. and International proxy voting guidelines will be forwarded to the Proxy Committee for a vote determination by the Proxy Committee.

Uncontested Election of Directors or Trustees

THE FUNDS will generally vote for all uncontested director or trustee nominees. The Nominating Committee is in the best position to select nominees who are available and capable of working well together to oversee management of the company. THE FUNDS will not require a performance test for directors.	FOR

THE FUNDS will generally vote for reasonably crafted shareholder proposals calling for directors to be elected with an affirmative majority of votes cast and/or the elimination of the plurality standard for electing directors, unless the company has adopted formal corporate governance principles that present a meaningful alternative to the majority voting standard.	FOR

THE FUNDS will withhold votes for a director if the nominee fails to attend at least 75% of the board and committee meetings without a valid excuse.	WITHHOLD

THE FUNDS will vote against routine election of directors if any of the following apply: company fails to disclose adequate information in a timely manner, serious issues with the finances, questionable transactions, conflicts of interest, record of abuses against minority shareholder interests, bundling of director elections, and/or egregious governance practices.	AGAINST

THE FUNDS will withhold votes from the entire board (except for new nominees) where the director(s) receive more than 50% withhold votes out of those cast and the issue that was the underlying cause of the high level of withhold votes has not been addressed.	WITHHOLD

THE FUNDS will withhold votes from members of the Audit Committee and/or the full board if poor accounting practices, which rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures, are identified.	WITHHOLD

THE FUNDS will withhold votes from members of the Audit Committee if the company receives an adverse opinion on the company’s financial statements from its auditor.	WITHHOLD

THE FUNDS will withhold votes from members of the Audit Committee if there is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.	WITHHOLD

THE FUNDS will withhold votes from all directors (except for new nominees) if the company has adopted or renewed a poison pill without shareholder approval since the

company’s last annual meeting, does not put the pill to a vote at the current annual meeting, and does not have a requirement or does not commit to put the pill to shareholder vote within 12 months. In addition, THE FUNDS will withhold votes on all directors at any company that responds to the majority of the shareholders voting by putting the poison pill to a shareholder vote with a recommendation other than to eliminate the pill.	WITHHOLD

THE FUNDS will withhold votes from compensation committee members if they fail to submit one-time transferable stock options (TSO’s) to shareholders for approval.	WITHHOLD

Limitation on Number of Boards a Director May Sit On

THE FUNDS will withhold votes from directors who sit on more than six boards.	WITHHOLD

THE FUNDS will withhold votes from CEO directors who sit on more than two outside boards besides their own.	WITHHOLD

Ratification of Auditors

THE FUNDS will vote against auditors and withhold votes from audit committee members if non-audit fees are greater than audit fees, audit-related fees, and permitted tax fees, combined. THE FUNDS will follow the disclosure categories being proposed by the SEC in applying the above formula.	AGAINST/ WITHHOLD

With the above exception, THE FUNDS will generally vote for proposals to ratify auditors unless:	FOR

• an auditor has a financial interest in or association with the company, and is therefore not independent, or	AGAINST

• there is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position.	AGAINST

THE FUNDS will vote against proposals that require auditors to attend annual meetings as auditors are regularly reviewed by the board audit committee, and such attendance is unnecessary.	AGAINST

THE FUNDS will vote for shareholder proposals requesting a shareholder vote for audit firm ratification.	FOR

THE FUNDS will vote against shareholder proposals asking for audit firm rotation. This practice is viewed as too disruptive and too costly to implement for the benefit achieved.	AGAINST

Company Name Change/Purpose

THE FUNDS will vote for proposals to change the company name as management and the board is best suited to determine if such change in company name is necessary.	FOR

However, where the name change is requested in connection with a reorganization of the company, the vote will be based on the merits of the reorganization.	CASE-BY-CASE

In addition, THE FUNDS will generally vote for proposals to amend the purpose of the company. Management is in the best position to know whether the description of what the company does is accurate, or whether it needs to be updated by deleting, adding or revising language.	FOR

Employee Stock Purchase Plans/401(k) Employee Benefit Plans

THE FUNDS will vote for proposals to adopt, amend or increase authorized shares for employee stock purchase plans and 401(k) plans for employees as properly structured plans enable employees to purchase common stock at a slight discount and thus own a beneficial interest in the company, provided that the total cost of the company’s plan is not above the allowable cap for the company.	FOR

Similarly, THE FUNDS will generally vote for proposals to adopt or amend thrift and savings plans, retirement plans, pension plans and profit plans.	FOR

Anti-Hedging/Pledging/Speculative Investments Policy

THE FUNDS will consider proposals prohibiting named executive officers from engaging in derivative or speculative transactions involving company stock, including hedging, holding stock in a margin account, or pledging stock as collateral for a loan on a case-by-case basis. The company’s existing policies regarding responsible use of company stock will be considered.	CASE-BY-CASE

Approve Other Business

THE FUNDS will generally vote for proposals to approve other business. This transfer of authority allows the corporation to take certain ministerial steps that may arise at the annual or special meeting.	FOR

However, THE FUNDS retains the discretion to vote against such proposals if adequate information is not provided in the proxy statement, or the measures are significant and no further approval from shareholders is sought.	AGAINST

Independent Board of Directors/Board Committees

THE FUNDS will vote for proposals requiring that two-thirds of the board be independent directors. An independent board faces fewer conflicts and is best prepared to protect stockholders’ interests.	FOR

THE FUNDS will withhold votes from insiders and affiliated outsiders on boards that are not at least majority independent.	WITHHOLD

THE FUNDS will withhold votes from compensation committee members where there is a pay-for-performance disconnect (for Russell 3000 companies).	WITHHOLD

THE FUNDS will vote for proposals requesting that the board audit, compensation and/or nominating committees be composed of independent directors, only. Committees should be composed entirely of independent directors in order to avoid conflicts of interest.	FOR

THE FUNDS will withhold votes from any insiders or affiliated outsiders on audit, compensation or nominating committees. THE FUNDS will withhold votes from any insiders or affiliated outsiders on the board if any of these key committees has not been established.	WITHHOLD

THE FUNDS will vote against proposals from shareholders requesting an independent compensation consultant.	AGAINST

Director Fees

THE FUNDS will vote for proposals to set director fees.	FOR

Minimum Stock Requirements by Directors

THE FUNDS will vote against proposals requiring directors to own a minimum number of shares of company stock in order to qualify as a director, or to remain on the board. Minimum stock ownership requirements can impose an across-the-board requirement that could prevent qualified individuals from serving as directors.	AGAINST

Indemnification and Liability Provisions for Directors and Officers

THE FUNDS will vote for proposals to allow indemnification of directors and officers, when the actions taken were on behalf of the company and no criminal violations occurred. THE FUNDS will also vote in favor of proposals to purchase liability insurance covering liability in connection with those actions. Not allowing companies to indemnify directors and officers to the degree possible under the law would limit the ability of the company to attract qualified individuals.	FOR

Alternatively, THE FUNDS will vote against indemnity proposals that are overly broad. For example, THE FUNDS will oppose proposals to indemnify directors for acts going beyond mere carelessness, such as gross negligence, acts taken in bad faith, acts not otherwise allowed by state law or more serious violations of fiduciary obligations.	AGAINST

Nominee Statement in the Proxy

THE FUNDS will vote against proposals that require board nominees to have a statement of candidacy in the proxy, since the proxy statement already provides adequate information pertaining to the election of directors.	AGAINST

Director Tenure/Retirement Age

THE FUNDS will vote against proposals to limit the tenure of directors as such limitations based on an arbitrary number could prevent qualified individuals from serving as directors. However, THE FUNDS is in favor of inserting cautionary language when the average director tenure on the board exceeds 15 years for the entire board.	AGAINST

The Funds will vote for proposals to establish a mandatory retirement age for directors provided that such retirement age is not less than 65.	FOR

Board Powers/Procedures/Qualifications

THE FUNDS will consider on a case-by-case basis proposals to amend the corporation’s By-laws so that the Board of Directors shall have the power, without the assent or vote of the shareholders, to make, alter, amend, or rescind the By-laws, fix the amount to be reserved as working capital, and fix the number of directors and what number shall constitute a quorum of the Board. In determining these issues, THE FUNDS will rely on the proxy voting Guidelines.	CASE-BY-CASE

Adjourn Meeting to Solicit Additional Votes

THE FUNDS will examine proposals to adjourn the meeting to solicit additional votes on a case-by-case basis. As additional solicitation may be costly and could result in coercive pressure on shareholders, THE FUNDS will consider the nature of the proposal and its vote recommendations for the scheduled meeting.	CASE-BY-CASE

THE FUNDS will vote for this item when:

THE FUNDS is supportive of the underlying merger proposal; the company provides a sufficient, compelling reason to support the adjournment proposal; and the authority is limited to adjournment proposals requesting the authority to adjourn solely to solicit proxies to approve a transaction THE FUNDS supports.	FOR

Reimbursement of Solicitation Expenses

THE FUNDS will consider contested elections on a case-by-case basis, considering the following factors: long-term financial performance of the target company relative to its industry; management’s track record; background of the proxy contest; qualifications of director or trustee nominees (both slates); evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.	CASE-BY-CASE

Board Structure: Staggered vs. Annual Elections

THE FUNDS will consider the issue of classified boards on a case-by-case basis. In some cases, the division of the board into classes, elected for staggered terms, can entrench the incumbent management and make them less responsive to shareholder concerns. On the other hand, in some cases, staggered elections may provide for the continuity of experienced directors on the Board.	CASE-BY-CASE

Removal of Directors

THE FUNDS will consider on a case-by-case basis proposals to eliminate shareholders’ rights to remove directors with or without cause or only with approval of two-thirds or more of the shares entitled to vote.	CASE-BY-CASE

However, a requirement that a 75% or greater vote be obtained for removal of directors is abusive and will warrant a vote against the proposal.	AGAINST

Board Vacancies

THE FUNDS will vote against proposals that allow the board to fill vacancies without shareholder approval as these authorizations run contrary to basic shareholders’ rights.	AGAINST

Alternatively, THE FUNDS will vote for proposals that permit shareholders to elect directors to fill board vacancies.	FOR

Cumulative Voting

THE FUNDS will vote on proposals to permit or eliminate cumulative voting on a case-by-case basis based upon the existence of a counter balancing governance structure and company performance, in accordance with its proxy voting guideline philosophy.	CASE-BY-CASE

THE FUNDS will vote for against cumulative voting if the board is elected annually.

AGAINST

Board Size

THE FUNDS will vote for proposals that seek to fix the size of the board, as the ability for management to increase or decrease the size of the board in the face of a proxy contest may be used as a takeover defense.	FOR

However, if the company has cumulative voting, downsizing the board may decrease a minority shareholder’s chances of electing a director.

By increasing the size of the board, management can make it more difficult for dissidents to gain control of the board. Fixing the size of the board also prevents a reduction in the board size as a means to oust independent directors or those who cause friction within an otherwise homogenous board.

Shareholder Rights Plan (Poison Pills)

THE FUNDS will generally vote for proposals that request a company to submit its poison pill for shareholder ratification.	FOR

Alternatively, THE FUNDS will analyze proposals to redeem a company’s poison pill, or requesting the ratification of a poison pill on a case-by-case basis.	CASE-BY-CASE

Poison pills are one of the most potent anti-takeover measures and are generally adopted by boards without shareholder approval. These plans harm shareholder value and entrench management by deterring stock acquisition offers that are not favored by the board.

Fair Price Provisions

THE FUNDS will consider fair price provisions on a case-by-case basis, evaluating factors such as the vote required to approve the proposed mechanism, the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.	CASE-BY-CASE

THE FUNDS will vote against fair price provisions with shareholder vote requirements of 75% or more of disinterested shares.	AGAINST

Greenmail

THE FUNDS will generally vote in favor of proposals limiting the corporation’s authority to purchase shares of common stock (or other outstanding securities) from a holder of a stated interest (5% or more) at a premium unless the same offer is made to all shareholders. These are known as “anti-greenmail” provisions. Greenmail discriminates against rank-and-file shareholders and may have an adverse effect on corporate image.	FOR

If the proposal is bundled with other charter or bylaw amendments, THE FUNDS will analyze such proposals on a case-by-case basis. In addition, THE FUNDS will analyze restructurings that involve the payment of pale greenmail on a case-by-case basis.	CASE-BY-CASE

Voting Rights

THE FUNDS will vote for proposals that seek to maintain or convert to a one-share, one-vote capital structure as such a principle ensures that management is accountable to all the company’s owners.	FOR

Alternatively, THE FUNDS will vote against any proposals to cap the number of votes a shareholder is entitled to. Any measure that places a ceiling on voting may entrench management and lessen its interest in maximizing shareholder value.	AGAINST

Dual Class/Multiple-Voting Stock

THE FUNDS will vote against proposals that authorize, amend or increase dual class or multiple-voting stock which may be used in exchanges or recapitalizations. Dual class or multiple-voting stock carry unequal voting rights, which differ from those of the broadly traded class of common stock.	AGAINST

Alternatively, THE FUNDS will vote for the elimination of dual class or multiple-voting stock, which carry different rights than the common stock.	FOR

Confidential Voting

THE FUNDS will vote for proposals to adopt confidential voting.	FOR

Vote Tabulations

THE FUNDS will vote against proposals asking corporations to refrain from counting abstentions and broker non-votes in their vote tabulations and to eliminate the company’s discretion to vote unmarked proxy ballots. Vote counting procedures are determined by a number of different standards, including state law, the federal proxy rules, internal corporate policies, and mandates of the various stock exchanges.	AGAINST

Equal Access to the Proxy

THE FUNDS will evaluate Shareholder proposals requiring companies to give shareholders access to the proxy ballot for the purpose of nominating board members, on a case-by-case basis taking into account the ownership threshold proposed in the resolution and the proponent’s rationale for the proposal at the targeted company in terms of board and director conduct.	CASE-BY-CASE

Disclosure of Information

THE FUNDS will vote against shareholder proposals requesting fuller disclosure of company policies, plans, or business practices. Such proposals rarely enhance shareholder return and in many cases would require disclosure of confidential business information.	AGAINST

Annual Meetings

THE FUNDS will vote for proposals to amend procedures or change date or location of the annual meeting. Decisions as to procedures, dates or locations of meetings are best placed with management.	FOR

Alternatively, THE FUNDS will vote against proposals from shareholders calling for a change in the location or date of annual meetings as no date or location proposed will be acceptable to all shareholders.	AGAINST

THE FUNDS will generally vote in favor of proposals to reduce the quorum necessary for shareholders’ meetings, subject to a minimum of a simple majority of the company’s outstanding voting shares.	FOR

Shareholder Advisory Committees/Independent Inspectors

THE FUNDS will vote against proposals seeking to establish shareholder advisory committees or independent inspectors. The existence of such bodies dilutes the responsibility of the board for managing the affairs of the corporation.	AGAINST

Technical Amendments to the Charter of Bylaws

THE FUNDS will generally vote in favor of charter and bylaw amendments proposed solely to conform to modern business practices, for simplification, or to comply with what management’s counsel interprets as applicable law.	FOR

However, amendments that have a material effect on shareholder’s rights will be considered on a case-by-case basis.	CASE-BY-CASE

Bundled Proposals

THE FUNDS will vote for bundled or “conditional” proxy proposals on a case-by-case basis, as THE FUNDS will examine the benefits and costs of the packaged items, and determine if the effect of the conditioned items are in the best interests of shareholders.	CASE-BY-CASE

Dividends

THE FUNDS will vote for proposals to allocate income and set dividends.	FOR

THE FUNDS will also vote for proposals that authorize a dividend reinvestment program as it allows investors to receive additional stock in lieu of a cash dividend.	FOR

However, if a proposal for a special bonus dividend is made that specifically rewards a certain class of shareholders over another, THE FUNDS will vote against the proposal.	AGAINST

THE FUNDS will also vote against proposals from shareholders requesting management to redistribute profits or restructure investments. Management is best placed to determine how to allocate corporate earnings or set dividends.	AGAINST

Reduce the Par Value of the Common Stock

THE FUNDS will vote for proposals to reduce the par value of common stock.	FOR

Preferred Stock Authorization

THE FUNDS will generally vote for proposals to create preferred stock in cases where the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights, or where the stock may be used to consummate beneficial acquisitions, combinations or financings.	FOR

Alternatively, THE FUNDS will vote against proposals to authorize or issue preferred stock if the board has asked for the unlimited right to set the terms and conditions for the stock and may issue it for anti-takeover purposes without shareholder approval (blank check preferred stock).	AGAINST

In addition, THE FUNDS will vote against proposals to issue preferred stock if the shares to be used have voting rights greater than those available to other shareholders.	AGAINST

THE FUNDS will vote for proposals to require shareholder approval of blank check preferred stock issues for other than general corporate purposes (white squire placements).	FOR

Preemptive Rights

THE FUNDS will generally vote for proposals to eliminate preemptive rights. Preemptive rights are unnecessary to protect shareholder interests due to the size of most modern companies, the number of investors and the liquidity of trading.	FOR

Share Repurchase Plans

THE FUNDS will vote for share repurchase plans, unless:	FOR

• there is clear evidence of past abuse of the authority; or	AGAINST

• the plan contains no safeguards against selective buy-backs.	AGAINST

Corporate stock repurchases are a legitimate use of corporate funds and can add to long-term shareholder returns.

Executive and Director Compensation Plans

THE FUNDS will analyze on a case-by-case basis proposals on executive or director compensation plans, with the view that viable compensation programs reward the creation of stockholder wealth by having high payout sensitivity to increases in shareholder value. Such proposals may seek shareholder approval to adopt a new plan, or to increase shares reserved for an existing plan.	CASE-BY-CASE

THE FUNDS will review the potential cost and dilutive effect of the plan. After determining how much the plan will cost, ISS evaluates whether the cost is reasonable by comparing the cost to an allowable cap. The allowable cap is industry-specific, market cap-base, and pegged to the average amount paid by companies performing in the top quartile of their peer groups. If the proposed cost is below the allowable cap, THE FUNDS will vote for the plan. ISS will also apply a pay for performance overlay in assessing equity-based compensation plans for Russell 3000 companies.	FOR

If the proposed cost is above the allowable cap, THE FUNDS will vote against the plan.	AGAINST

Among the plan features that may result in a vote against the plan are:

• plan administrators are given the authority to reprice or replace underwater options; repricing guidelines will conform to changes in the NYSE and NASDAQ listing rules.	AGAINST

THE FUNDS will vote against equity plans that have high average three-year burn rate. (The burn rate is calculated as the total number of stock awards and stock options granted any given year divided by the number of common shares outstanding.) THE FUNDS will define a high average three-year burn rate as the following: The company’s most recent three-year burn rate exceeds one standard deviation of its four-digit GICS peer group segmented by Russell 3000 index and non-Russell 3000 index; and the company’s most recent three-year burn rate exceeds 2% of common shares outstanding. For companies that grant both full value awards and stock options to their employees, THE FUNDS shall apply	AGAINST

a premium on full value awards for the past three fiscal years.

Even if the equity plan fails the above burn rate, THE FUNDS will vote for the plan if the company commits in a public filing to a three-year average burn rate equal to its GICS group burn rate mean plus one standard deviation. If the company fails to fulfill its burn rate commitment, THE FUNDS will consider withholding from the members of the compensation committee.	FOR

THE FUNDS will calculate a higher award value for awards that have Dividend Equivalent Rights (DER’s) associated with them.

THE FUNDS will generally vote for shareholder proposals requiring performance-based stock options unless the proposal is overly restrictive or the company demonstrates that it is using a substantial portion of performance-based awards for its top executives.	CASE-BY-CASE

THE FUNDS will vote for shareholder proposals asking the company to expense stock options, as a result of the FASB final rule on expensing stock options.	FOR

THE FUNDS will generally vote for shareholder proposals to exclude pension fund income in the calculation of earnings used in determining executive bonuses/compensation.

THE FUNDS will generally vote for TSO awards within a new equity plan if the total cost of the equity plan is less than the company’s allowable cap.	FOR

THE FUNDS will generally vote against shareholder proposals to ban future stock option grants to executives. This may be supportable in extreme cases where a company is a serial repricer, has a huge overhang, or has highly dilutive, broad-based (non-approved) plans and is not acting to correct the situation.	FOR

THE FUNDS will evaluate shareholder proposals asking companies to adopt holding periods for their executives on a case-by-case basis taking into consideration the company’s current holding period or officer share ownership requirements, as well as actual officer stock ownership in the company.	FOR

For certain OBRA-related proposals, THE FUNDS will vote for plan provisions that (a) place a cap on annual grants or amend administrative features, and (b) add performance criteria to existing compensation plans to comply with the provisions of Section 162(m) of the Internal Revenue Code.	AGAINST

In addition, director compensation plans may also include stock plans that provide directors with the option of taking all or a portion of their cash compensation in the form of stock. THE FUNDS will consider these plans based on their voting power dilution.	CASE-BY-CASE

THE FUNDS will generally vote for retirement plans for directors.

THE FUNDS will evaluate compensation proposals (Tax Havens) requesting share option schemes or amending an existing share option scheme on a case-by-case basis.	FOR

Stock options align management interests with those of shareholders by motivating executives to maintain stock price appreciation. Stock options, however, may harm shareholders by diluting each owner’s interest. In addition, exercising options can shift the balance of voting power by increasing executive ownership.	CASE-BY-CASE

FOR

CASE-BY-CASE

Bonus Plans

THE FUNDS will vote for proposals to adopt annual or long-term cash or cash-and-stock bonus plans on a case-by-case basis. These plans enable companies qualify for a tax deduction under the provisions of Section 162(m) of the IRC. Payouts under these plans may either be in cash or stock and are usually tied to the attainment of certain financial or other performance goals. THE FUNDS will consider whether the plan is comparable to plans adopted by companies of similar size in the company’s industry and whether it is justified by the company’s performance.	CASE-BY-CASE

Deferred Compensation Plans

THE FUNDS will generally vote for proposals to adopt or amend deferred compensation plans as they allow the compensation committee to tailor the plan to the needs of the executives or board of directors, unless	FOR

• the proposal is embedded in an executive or director compensation plan that is contrary to guidelines	AGAINST

Disclosure on Executive or Director Compensation Cap or Restrict Executive or Director Compensation

THE FUNDS will generally vote for shareholder proposals requiring companies to report on their executive retirement benefits (deferred compensation, split-dollar life insurance, SERPs, and pension benefits.	FOR

THE FUNDS will generally vote for shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote, unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.	FOR

THE FUNDS will generally vote against proposals seek to limit executive and director pay.	AGAINST

Tax-Gross-Up Payments

THE FUNDS will examine on a case-by-case basis proposals calling for companies to adopt a policy of not providing tax gross-up payments to executives.	CASE-BY-CASE

Relocation Benefits

The FUNDS will not consider relocation benefits as a problematic pay practice in connection with management say-on-pay proposals.

Exchange Offers/Re-Pricing

The FUNDS will not vote against option exchange programs made available to executives and directors that are otherwise found acceptable.

Golden and Tin Parachutes

THE FUNDS will vote for proposals that seek shareholder ratification of golden or tin parachutes as shareholders should have the opportunity to approve or disapprove of these severance agreements.	FOR

Alternatively, THE FUNDS will examine on a case-by-case basis proposals that seek to ratify or cancel golden or tin parachutes. Effective parachutes may encourage management to consider takeover bids more fully and may also enhance employee morale and productivity. Among the arrangements that will be considered on their merits are:	CASE-BY-CASE

•    arrangements guaranteeing key employees continuation of base salary for more than three years or lump sum payment of more than three times base salary plus retirement benefits;

•    guarantees of benefits if a key employee voluntarily terminates;

•    guarantees of benefits to employees lower than very senior management; and

•    indemnification of liability for excise taxes.

By contrast, THE FUNDS will vote against proposals that would guarantee benefits in a management-led buyout.	AGAINST

Stakeholder Laws

THE FUNDS will vote against resolutions that would allow the Board to consider stakeholder interests (local communities, employees, suppliers, creditors, etc.) when faced with a takeover offer.	AGAINST

Similarly, THE FUNDS will vote for proposals to opt out of stakeholder laws, which permit directors, when taking action, to weight the interests of constituencies other than shareholders in the process of corporate decision-making. Such laws allow directors to consider nearly any factor they deem relevant in discharging their duties.	FOR

Mergers/Acquisitions and Corporate Restructurings

THE FUNDS will consider proposals on mergers and acquisitions on a case-by-case basis. THE FUNDS will determine if the transaction is in the best economic interests of the shareholders. THE FUNDS will take into account the following factors:	CASE-BY-CASE

•    anticipated financial and operating benefits;

•    offer price (cost versus premium);

•    prospects for the combined companies;

•    how the deal was negotiated;

•    changes in corporate governance and their impact on shareholder rights.

In addition, THE FUNDS will also consider whether current shareholders would control a minority of the combined company’s outstanding voting power, and whether a reputable financial advisor was retained in order to ensure the protection of shareholders’ interests.	CASE-BY-CASE

On all other business transactions, i.e. corporate restructuring, spin-offs, asset sales, liquidations, and restructurings, THE FUNDS will analyze such proposals on a case-by-case basis and utilize the majority of the above factors in determining what is in the best interests of shareholders. Specifically, for liquidations, the cost versus premium factor may not be applicable, but THE FUNDS may also review the compensation plan for executives managing the liquidation.	CASE-BY-CASE

Appraisal Rights

THE FUNDS will vote for proposals to restore, or provide shareholders with rights of appraisal.	FOR

Rights of appraisal provide shareholders who are not satisfied with the terms of certain corporate transactions (such as mergers) the right to demand a judicial review in order to determine the fair value of their shares.

Mutual Fund Proxies

THE FUNDS will vote mutual fund proxies on a case-by-case basis. Proposals may include, and are not limited to, the following issues:	CASE-BY-CASE

•     eliminating the need for annual meetings of mutual fund shareholders;

•     entering into or extending investment advisory agreements and management contracts;

•     permitting securities lending and participation in repurchase agreements;

•     changing fees and expenses; and

•     changing investment policies.

APPENDIX B

TO

PROXY VOTING POLICIES AND PROCEDURES

Members of Funds Management Proxy Voting Committee

Thomas C. Biwer, CFA

Mr. Biwer has 38 years experience in finance and investments. He has served as an investment analyst, portfolio strategist, and corporate pension officer. He received B.S. and M.B.A. degrees from the University of Illinois and has earned the right to use the CFA designation.

Erik J. Sens, CFA

Mr. Sens has 22 years of investment industry experience. He has served as an investment analyst and portfolio manager. He received undergraduate degrees in Finance and Philosophy from the University of San Francisco and has earned the right to use the CFA designation.

Travis L. Keshemberg, CFA

Mr. Keshemberg has 17 years experience in the investment industry. He has served as a overlay portfolio manager and investment consultant. He holds a Masters Degree from the University of Wisconsin – Milwaukee and Bachelors degree from Marquette University. He has earned the right to use the CFA, CIPM and CIMA designations.

Patrick E. McGuinnis, CFA

Mr. McGuinnis has 12 years of experience in the investment industry as an analyst. He holds B.S. and M.S. degrees in Finance from the University of Wisconsin and has earned the right to use the CFA designation.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

PORTFOLIO MANAGERS

Niklas Nordenfelt, CFA

Mr. Nordenfelt is currently managing director, senior portfolio manager with the Sutter High Yield Fixed Income team at Wells Capital Management. Niklas joined the Sutter High Yield Fixed Income team of Wells Capital Management in February 2003 as investment strategist. Niklas began his investment career in 1991 and has managed portfolios ranging from quantitative-based and tactical asset allocation strategies to credit driven portfolios. Previous to joining Sutter, Niklas was at Barclays Global Investors (BGI) from 1996-2002 where he was a principal. At BGI, he worked on their international and emerging markets equity strategies after having managed their asset allocation products. Prior to this, Niklas was a quantitative analyst at Fidelity and a portfolio manager and group leader at Mellon Capital Management. He earned a bachelor’s degree in economics from the University of California, Berkeley, and has earned the right to use the CFA designation.

Philip Susser

Mr. Susser is currently managing director, senior portfolio manager, and co-head of the Sutter High Yield Fixed Income team at Wells Capital Management. Philip joined the Sutter High Yield Fixed Income team as a senior research analyst in 2001. He has extensive research experience in the cable/satellite, gaming, hotels, restaurants, printing/publishing, telecom, REIT, lodging and distressed sectors. Philip’s investment experience began in 1995 spending three years as a securities lawyer at Cahill Gordon and Shearman & Sterling representing underwriters and issuers of high yield debt. Later, Philip evaluated venture investment opportunities for MediaOne Ventures before joining Deutsche Bank as a research analyst. He received his bachelor’s degree in economics from the University of Pennsylvania and his law degree from the University of Michigan Law School.

Janet S. Rilling, CFA, CPA

Mrs. Rilling is a senior portfolio manager for the Wells Capital Management Fixed Income team. She joined Wells Capital Management from Strong Capital Management in 2005. Janet began her investment industry career in 1995, joining Strong as a research analyst and then becoming a portfolio manager in 2000. Prior to joining Strong, she was an auditor with Coopers & Lybrand for three years, specializing in the manufacturing and financial services industries. She earned a bachelor’s degree in accounting and finance and a master’s degree in finance from the University of Wisconsin, Madison. Janet is a Certified Public Accountant and has earned the right to use the CFA designation.

Michael Bray, CFA

Mr. Bray is the managing director of taxable fixed income and senior portfolio manager for the Wells Capital Management Fixed Income team. He began his investment industry career in 1988. Prior to joining Wells Capital Management in 2005, he was managing director at State Street Research and Management, focusing on mutual fund and institutional account management. He also gained experience while with Merrill Lynch & Company as vice president of mortgage securities research and sales. Earlier, he was an analyst with Manufacturers Hanover Company, specializing in mortgage and derivative securities. Michael earned a bachelor’s degree in math and actuarial science from the University of Connecticut, Storrs, and a master’s degree in business administration with an emphasis in finance from The Pennsylvania State University. He has earned the right to use the CFA designation.

Christopher Y. Kauffman, CFA

Mr. Kauffman is a portfolio manager for the Wells Capital Management Fixed Income team. He joined WellsCap from Tattersall Advisory Group (TAG), where he served in a similar role since 2003. He began his investment industry career in 1997 as an investment officer for NISA Investment Advisors, where he was responsible for MBS analysis, risk assessment, and trading. He earned a bachelor’s degree in finance and economics and a master’s degree in business administration with an emphasis in finance from Washington University in St. Louis. He has earned the right to use the CFA designation and is a member of the St. Louis Society of Financial Analysts and the CFA Institute.

Anthony Norris

Mr. Norris is a managing director and senior portfolio manager with the First International Advisors team at Wells Capital Management. Tony is one of five senior members of the investment team that forms the Senior Strategy Team. His responsibilities include developing investment strategies, macro-portfolio allocation, portfolio positioning, and risk management. He joined WellsCap from Evergreen Investments, where he served in a similar role since 1990. Previously, he spent several years in banking, with particular emphasis on foreign exchange. Tony served in senior executive positions at Reserve Asset Managers and Gillett Brothers Fund Management. He began his investment industry career in 1967 at Wallace Brothers Bank. He is a member of the Society of Technical Analysts and is an associate of the International Federation of Technical Analysts.

Peter Wilson

Mr. Wilson is a managing director and senior portfolio manager with the First International Advisors team at Wells Capital Management. Peter is one of five senior members of the investment team that forms the Senior Strategy Team. His responsibilities include macro-portfolio allocation, portfolio positioning, and risk management. He joined WellsCap from Evergreen Investments, where he served in a similar role since 1989. Previously, he served as treasurer and portfolio manager for Axe-Houghton, vice president at Bankers Trust in London and New York, and portfolio manager at Merchant Bankers Kleinwort Benson Ltd. Peter began his investment industry career in 1978 at international stockbrokers James Capel & Co. He was educated in Canada, Hong Kong, and England.

Michael Lee

Mr. Lee is a senior portfolio manager with the First International Advisors team at Wells Capital Management. Mike is one of five senior members of the investment team that forms the Senior Strategy Team. His responsibilities include the day-to-day management and implementation of portfolio strategies. He joined WellsCap from Evergreen Investments, where he served in a similar role since 1992. Prior to this, he worked at Northern Trust Co. Earlier, he held investment positions at JPMorganChase and National Westminster Bank. Michael began his investment industry career in 1982. He is a member of the U.K. Society of Investment Professionals.

Alex Perrin

Mr. Perrin is a senior portfolio manager with the First International Advisors team at Wells Capital Management. Alex is one of five senior members of the investment team that forms the Senior Strategy Team. His responsibilities include developing investment strategies, macro-portfolio allocation, portfolio positioning, and risk management. He joined First International Advisors in 1992. Alex earned a bachelor’s degree in mathematics and computer science from Hull University in the U.K. He is a member of the Society of Technical Analysts and an Associate Member of the U.K. Society of Investment Professionals.

Christopher Wightman

Mr. Wightman is a senior portfolio manager with the First International Advisors team at Wells Capital Management. Chris is one of five senior members of the investment team that forms the Senior Strategy Team. His responsibilities include macro-portfolio allocation, portfolio positioning, and risk management. He joined First International Advisors in 2011 from JP Morgan Chase, where he served as a senior investment manager specializing in global fixed income strategies. Earlier, Chris served as a senior fixed income trader at Fidelity International. He began his investment industry career in 1997 as a Graduate Analyst at Morgan Stanley. Chris earned a B.A. (Hons) in business studies at Staffordshire University (UK).

OTHER FUNDS AND ACCOUNTS MANAGED

The following table provides information about the registered investment companies and other pooled investment vehicles and accounts managed by the portfolio manager of the Fund as of the Fund’s most recent period ended October 31, 2013.

Niklas Nordenfelt

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
I manage the following types of accounts:
Number of above accounts	4	5	32
Total assets of above accounts (millions)	$1,670.9	$480.7	$2,281.4

performance based fee accounts:

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
I manage the following types of accounts:
Number of above accounts	0	1	0
Total assets of above accounts (millions)	$0.0	$217.9	$0.0

Philip Susser

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
I manage the following types of accounts:
Number of above accounts	4	5	32
Total assets of above accounts (millions)	$1,670.9	$480.7	$2,281.4

performance based fee accounts:

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
I manage the following types of accounts:
Number of above accounts	0	1	0

Total assets of above accounts (millions)	$0.0	$217.9	$0.0

Janet S. Rilling

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
I manage the following types of accounts:
Number of above accounts	1	4	29
Total assets of above accounts (millions)	$429	$2,113	$3,709

performance based fee accounts:

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
I manage the following types of accounts:
Number of above accounts	0	0	1
Total assets of above accounts (millions)	$0.0	$0.0	$436

Michael Bray

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
I manage the following types of accounts:
Number of above accounts	5	2	7
Total assets of above accounts (millions)	$3,575	$1,879	$2,082

performance based fee accounts:

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
I manage the following types of accounts:
Number of above accounts	0	0	0
Total assets of above accounts (millions)	$0.0	$0.0	$0.0

Christopher Y. Kauffman

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
I manage the following types of accounts:
Number of above accounts	4	0	2
Total assets of above accounts (millions)	$5,273	$0.0	$99

performance based fee accounts:

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
I manage the following types of accounts:
Number of above accounts	0	0	0
Total assets of above accounts (millions)	$0.0	$0.0	$0.0

Anthony Norris

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
I manage the following types of accounts:
Number of above accounts	4	19	6
Total assets of above accounts (millions)	$1,684.41	$1,726	$2,331

performance based fee accounts:

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
I manage the following types of accounts:
Number of above accounts	0	1	0
Total assets of above accounts (millions)	$0.0	$217	$0.0

Peter Wilson

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
I manage the following types of accounts:
Number of above accounts	4	19	6
Total assets of above accounts (millions)	$1,684.41	$1,176	$2,331

performance based fee accounts:

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
I manage the following types of accounts:
Number of above accounts	0	1	0
Total assets of above accounts (millions)	$0.0	$217	$0.0

Michael Lee

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
I manage the following types of accounts:
Number of above accounts	3	19	6
Total assets of above accounts (millions)	$1,610.38	$1,726	$2,331

performance based fee accounts:

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
I manage the following types of accounts:
Number of above accounts	0	1	0
Total assets of above accounts (millions)	$0.0	$217	$0.0

Alex Perrin

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
I manage the following types of accounts:

Number of above accounts	3	19	6
Total assets of above accounts (millions)	$1,610.38	$1,726	$2,331

performance based fee accounts:

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
I manage the following types of accounts:
Number of above accounts	0	1	0
Total assets of above accounts (millions)	$0.0	$217	$0.0

Christopher Wightman

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
I manage the following types of accounts:
Number of above accounts	3	19	6
Total assets of above accounts (millions)	$1,610.38	$1,726	$2,331

performance based fee accounts:

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
I manage the following types of accounts:
Number of above accounts	0	1	0
Total assets of above accounts (millions)	$0.0	$217	$0.0

MATERIAL CONFLICTS OF INTEREST

The Portfolio Managers face inherent conflicts of interest in their day-to-day management of the Funds and other accounts because the Funds may have different investment objectives, strategies and risk profiles than the other accounts managed by the Portfolio Managers. For instance, to the extent that the Portfolio Managers manage accounts with different investment strategies than the Funds, they may from time to time be inclined to purchase securities, including initial public offerings, for one account but not for a Fund. Additionally, some of the accounts managed by the Portfolio Managers may have different fee structures, including performance fees, which are or have the potential to be higher or lower, in some cases significantly higher or lower, than the fees paid by the Funds. The differences in fee structures may provide an incentive to the Portfolio Managers to allocate more favorable trades to the higher-paying accounts.

To minimize the effects of these inherent conflicts of interest, the Sub-Advisers have adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that they believe address the potential conflicts associated with managing portfolios for multiple clients and ensure that all clients are treated fairly and equitably. Additionally, some of the Sub-Advisers minimize inherent conflicts of interest by assigning the Portfolio Managers to accounts having similar objectives. Accordingly, security block purchases are allocated to all accounts with similar objectives in proportionate weightings. Furthermore, the Sub-Advisers have adopted a Code of Ethics under Rule 17j-1 of the 1940 Act and Rule 204A-1 under the Investment Advisers Act of 1940 (the “Advisers Act”) to address potential conflicts associated with managing the Funds and any personal accounts the Portfolio Managers may maintain.

First International Advisors

First International Advisors’ Portfolio Managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, First International Advisors has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

Wells Capital Management

Wells Capital Management’s Portfolio Managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, Wells Capital Management has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

COMPENSATION

The Portfolio Managers were compensated by their employing sub-adviser from the fees the Adviser paid the Sub-Adviser using the following compensation structure:

First International Advisors Compensation. The compensation structure for First International Advisors’s Portfolio Managers includes a competitive fixed base salary plus variable incentives (First International Advisors utilizes investment management compensation surveys as confirmation). Incentive bonuses are typically tied to pretax relative investment performance of all accounts under his or her management within acceptable risk parameters. Relative investment performance is generally evaluated for 1, 3, and 5 year performance results, with a predominant weighting on the 3-and 5- year time periods, versus the relevant benchmarks and/or peer groups consistent with the investment style. This evaluation takes into account relative performance of the accounts to each account’s individual benchmark and/or the relative composite performance of all accounts to one or more relevant benchmarks consistent with the overall investment style. In the case of each Fund, the benchmark(s) against which the performance of the Fund’s portfolio may be compared for these purposes generally are indicated in the Performance” sections of the Prospectuses.

Wells Capital Management Compensation. The compensation structure for Wells Capital Management’s Portfolio Managers includes a competitive fixed base salary plus variable incentives (Wells Capital Management utilizes investment management compensation surveys as confirmation). Incentive bonuses are typically tied to pretax relative investment performance of all accounts under his or her management within acceptable risk parameters. Relative investment performance is generally evaluated for 1, 3, and 5 year performance results, with a predominant weighting on the 3- and 5- year time periods, versus the relevant benchmarks and/or peer groups consistent with the investment style. This evaluation takes into account relative performance of the accounts to each account’s individual benchmark and/or the relative composite performance of all accounts to one or more relevant benchmarks consistent with the overall investment style. In the case of each Fund, the benchmark(s) against which the performance of the Fund’s portfolio may be compared for these purposes generally are indicated in the Performance” sections of the Prospectuses.

BENEFICIAL OWNERSHIP OF THE FUND

The following table shows for each Portfolio Manager the dollar value of the Fund beneficially owned by the Portfolio Manager as of October 31, 2013:

Niklas Nordenfelt	none
Phil Susser	none
Janet S. Rilling	none
Michael J. Bray	none
Christopher Kauffman	none
Tony Norris	none
Peter Wilson	none
Michael Lee	none
Alex Perrin	none
Christopher Wightman	none

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Advantage Multi-Sector Income Fund (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit 99(a)(1).

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Advantage Multi-Sector Income Fund

By:

/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: December 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Advantage Multi-Sector Income Fund

By:

/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: December 23, 2013

By:

/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date: December 23, 2013